As filed with the Securities and Exchange Commission on June 25, 2009

File No. 33-45961
File No. 811-6569

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ____
Post-Effective Amendment No. 48

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940 X

Amendment No. 48

IVY FUNDS, INC.
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(Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200
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(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code (913) 236-2000
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Kristen A. Richards, 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200
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(Name and Address of Agent for Service)

It is proposed that this filing will become effective

_____	immediately upon filing pursuant to paragraph (b)
_____	on (date) pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on (date) pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
__X__	on July 31, 2009 pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the Registrant's fiscal year ended March 31, 2009 will be filed on or around June 25, 2009.

IVY MICRO CAP GROWTH FUND

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

Prospectus

July 31, 2009

Contents

Ivy Micro Cap Growth Fund
Additional Information about Principal Investment
Strategies, Other Investments and Risks
The Management of the Fund
Investment Advisor
Management Fee
Portfolio Management
Your Account
Choosing a Share Class
Ways to Set Up Your Account
Pricing of Fund Shares
Buying Shares
Selling Shares
Exchange Privileges
Distributions and Taxes
Appendix A--Prior Performance of Related Fund

Ivy Micro Cap Growth Fund

An Overview of the Fund

OBJECTIVE

Ivy Micro Cap Growth Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Ivy Micro Cap Growth Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of primarily domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies typically are companies with market capitalizations below $1 billion. The Fund's investment in equity securities may include common stocks that are part of initial public offerings, or IPOs. The Fund primarily invests in common stock but also may invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Fund, Wall Street Associates, LLC (WSA), the Fund's investment subadvisor, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes exhibit extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company's valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Fund's holding in that security or its exposure to a particular sector, or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A variety of factors can affect the investment performance of Ivy Micro Cap Growth Fund. These include:

  securities selected for the Fund may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Fund (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Fund shares at a time when the Fund is not performing as well as expected potentially greater price volatility of the equity securities of micro cap companies held by the Fund the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds the mix of securities held by the Fund, particularly the relative weightings in, and exposure to, different sectors and industries the impact of the Fund's investments in IPOs
  WSA's skill in evaluating and selecting securities for the Fund adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset value (NAV) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small-sized companies may be greater than that for medium or large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations. Furthermore, when the economy enters a recession, there tends to be a "flight to quality," which may exacerbate the increased risk and greater price volatility normally associated with smaller companies.

Due to the nature of the Fund's permitted investments, primarily stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Fund's holdings in a single asset class such as micro cap securities may cause the Fund to experience more volatility than a fund with greater diversification.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about the Fund's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Micro Cap Growth Fund may be appropriate for investors seeking long-term capital appreciation from investments in faster-growing, potentially more volatile companies. This Fund may not be suitable for all investors. You should consider whether the Fund fits your particular investment objectives.

Performance

The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table. See "Prior Performance of Related Fund" in Appendix A for information about the performance of a fund managed by an affiliate of IICO with objectives and strategies substantially identical to those of Ivy Micro Cap Growth Fund.

Fees and Expenses

Ivy Micro Cap Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from	Class A	Class B	Class C	Class I	Class Y
your investment)	--------	--------	--------	--------	--------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)	5.75%	None	None	None	None

Maximum Deferred Sales Charge (Load)[1]
(as a percentage of lesser of amount
invested or redemption value)	None[2]	5.00%	1.00%	None	None

Redemption fee/exchange fee
(as a percentage of amount
redeemed, if applicable)[3]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]	2.00%[4]

Annual Fund Operating Expenses
(expenses that are	Class A	Class B	Class C	Class I	Class Y
deducted from Fund assets)	---------	---------	---------	---------	----------

Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.25%
Other Expenses[5,6]	0.91%	1.15%	0.86%	0.64%	0.63%
Total Annual Fund Operating Expenses	2.11%	3.10%	2.81%	1.59%	1.83%

1The contingent deferred sales charge (CDSC) that is imposed on the lesser of the amount invested or redemption value of Class B shares declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after purchase. Solely for purposes of determining the number of months or years from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month.

2A 1% CDSC is imposed on purchases of $1 million or more at NAV of Class A shares that are redeemed within 12 months of purchase.

3If you choose to receive your Class A, Class B or Class C share redemption proceeds by Federal Funds wire, a $10 fee will be charged to your account.

4Shares redeemed or exchanged within fewer than five days of purchase are subject to a 2.00% redemption fee/exchange fee.

5Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Payments may be made to third parties (including affiliates of IICO) that provide subtransfer agent, recordkeeping and/or shareholder services in lieu of the transfer agent providing such services. The amount paid for these services will vary depending on the share class and services provided, and typically range from $3 to $20 per year.

6The data for Other Expenses is estimated for the initial fiscal year of the Fund. Actual expenses may be higher or lower.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If shares are redeemed
at end of period:	1 Year	3 Year
Class A Shares	$777	$1,198
Class B Shares	713	1,257
Class C Shares	284 [1]	871
Class I Shares	162	502
Class Y Shares	186	576

If shares are not redeemed
at end of period:	1 Year	3 Year
Class A Shares	$777	$1,198
Class B Shares	313	957
Class C Shares	284	871
Class I Shares	162	502
Class Y Shares	186	576

1A 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within 12 months after the purchase date. Solely for purposes of determining the number of months from the time of purchase of shares, all purchases during a month are totaled and deemed to have been made on the first day of the month. Therefore, this number does not reflect the effect of the CDSC.

Additional Information about Principal Investment Strategies, Other Investments and Risks

Ivy Micro Cap Growth Fund: The Fund seeks to achieve its objective of long-term capital appreciation by investing in various types of equity securities of primarily domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies typically are companies with market capitalizations below $1 billion. The Fund may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Fund will achieve its objective.

The Fund considers a company's capitalization at the time the Fund acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization.

In selecting equity securities for the Fund, WSA primarily looks for companies exhibiting extraordinary earnings growth, earnings surprise potential, fundamental strength and management vision. In selecting securities with earnings growth potential, WSA may consider such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain its current rate of growth. In seeking to achieve its investment objective, the Fund may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

The Fund's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Fund may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Fund may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Fund may not achieve its investment objective.

Risks. An investment in Ivy Micro Cap Growth Fund is subject to various risks, including the following:

  Company Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Fund may invest, is provided in the Statement of Additional Information (SAI).

Additional Information

Because the Fund owns different types of investments, its performance will be affected by a variety of factors. The value of the Fund's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on IICO's skill in selecting investments.

The Fund may also invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, the Fund may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of the Fund's authorized investments and strategies, such as derivative instruments, foreign securities and junk bonds, involve special risks. Depending on how much the Fund invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise of foreclosures on home loans secured by subprime mortgages in recent years. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that the Fund invests in securities that are backed by pools of mortgage loans, the risk to the Fund may be significant.

The Fund may actively trade securities in seeking to achieve its objectives. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain the Fund's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which would increase your taxable income.

The Fund generally seeks to be fully invested, except to the extent it takes a temporary defensive position. In addition, at times, IICO may invest a portion of the Fund's assets in cash or cash equivalents if IICO is unable to identify and acquire a sufficient number of securities that meet IICO's selection criteria for implementing the Fund's investment objectives, strategies and policies.

You will find more information about the Fund's permitted investments and strategies, as well as the restrictions that apply to them, in its SAI.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the Fund for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Ivy Funds' website at www.ivyfunds.com

Defining Risks

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Initial Public Offering Risk -- Investments in IPOs can have a significant positive impact on the Fund's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Fund may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Fund may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Fund grows.

Liquidity Risk -- Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Small Company Risk -- Equity securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time. Furthermore, when the economy enters a recession, there tends to be a "flight to quality," which may exacerbate the increased risk and greater price volatility normally associated with smaller companies.

The Management of the Fund

INVESTMENT ADVISOR

The Fund is managed by Ivy Investment Management Company (IICO), subject to the authority of the Board of Trustees of Ivy Funds. IICO is a wholly-owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. IICO is an SEC-registered investment advisor with approximately $20.7 billion in assets under management as of March 31, 2009 and serves as the investment manager for each of the Funds within the Ivy Family of Funds. IICO has served as investment manager to the Ivy Funds (Trust) since December 31, 2002. IICO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Investment Subadvisor

Wall Street Associates, LLC (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Micro Cap Growth Fund pursuant to an agreement with IICO. WSA had approximately $1 billion in assets under management as of March 31, 2009.

Management Fee

Like all mutual funds, the Fund pays fees related to its daily operations. Expenses paid out of the Fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Fund pays a management fee to IICO for providing investment advice and supervising its investments. The Fund also pays other expenses, which are explained in the SAI.

The management fee is payable by the Fund at the annual rates of: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

A discussion regarding the basis for the approval by the Board of Trustees of the advisory contract for Ivy Micro Cap Growth Fund will be available in the Fund's Annual Report to Shareholders dated March 31, 2009.

Portfolio Management

The WSA Investment Team is primarily responsible for the day-to-day management of Ivy Micro Cap Growth Fund. They have held their responsibilities for the Fund since its inception. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq and Carl Wiese. Messrs. Jeffery and McCain are the Founding Principals of Wall Street Associates, and have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from the San Diego State University. Messrs. Ariano, Wiese and LeCoq each assumed their management responsibilities within the WSA Investment Team in January 2005, when they began co-managing, together with Messrs. Jeffery and McCain, another fund, Ivy Funds VIP Micro Cap Growth, a fund whose investment advisor is Waddell & Reed Investment Management Company (WRIMCO), an affiliate of IICO. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios with Mr. Jeffery for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. Wiese joined the firm in 2000. He earned a BA in Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Wiese is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities is included in the SAI.

Other members of IICO's investment management department may provide input on market outlook, economic conditions, investment research and other considerations relating to the Fund's investments.

On February 13, 2009, the initial sole shareholder of the Fund, Ivy Funds Distributor, Inc., approved the reorganization of the Fund into a corresponding series of a newly formed Delaware statutory trust - that fund also will be called Ivy Micro Cap Growth Fund and is identical in all aspects to the Fund, including its investment objective and strategies, other than its state domicile. This change is part of a larger reorganization of all 32 series of the Ivy Family of Funds into the Delaware trust, which is expected to occur during the 3rd quarter of this year.

Your Account

Choosing a Share Class

Each class of shares offered in this Prospectus has its own sales charge, if any, and expense structure. The decision as to which class of shares of the Fund is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. If you are investing a lesser amount over a shorter term, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than five years). Class B shares are not available for investments of $100,000 or more, and Class C shares are not available for investments of $1 million or more. Class I shares and Class Y shares are described below.

Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in the Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

General Comparison of Class A, Class B and Class C Shares

Class A	Class B	Class C
Initial sales charge	No initial sales charge	No initial sales charge
No deferred sales charge[1]	Deferred sales charge on shares you sell within six years after purchase	A 1% deferred sales charge on shares you sell within 12 months after purchase
Maximum distribution and service (12b-1) fees of 0.25%	Maximum distribution and service (12b-1) fees of 1.00%	Maximum distribution and service (12b-1) fees of 1.00%
	Converts to Class A shares eight years after the month in which the shares were purchased, thus reducing future annual expenses	Does not convert to Class A shares, so annual expenses do not decrease
For an investment of $1 million or more, only Class A shares are available	Shareholders investing $100,000 or more may not purchase Class B shares. Requests to purchase Class B shares by such shareholders will not be honored	Shareholders investing $1 million or more may not purchase Class C shares. Such requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares

1A 1% CDSC is imposed on purchases of $1 million or more of Class A shares, at NAV, that are redeemed within 12 months of purchase.

The Fund has adopted a Distribution and Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each of its Class A, Class B, Class C and Class Y shares. Such Plans permit the Fund to pay marketing and other fees to support both the sale and distribution of each Class of shares as well as the services provided to shareholders by their financial advisor or financial intermediary. Under the Class A Plan, the Fund may pay IFDI, the Funds' distributor, a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate IFDI for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, the Fund may pay IFDI, on an annual basis, a service fee of up to 0.25% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of 0.75% of the average daily net assets of that class to compensate IFDI for, either directly or through third parties, distributing shares of that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to IFDI by the Fund if, and to the extent that, the aggregate distribution fees paid by the Fund and the deferred sales charges received by IFDI with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that IFDI is permitted to receive under the Financial Industry Regulatory Authority (FINRA) rules as then in effect. Under the Class Y Plan, the Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of the Fund, providing service to Class Y shareholders and/or maintaining Class Y shareholder accounts. Class I shares do not have a Plan.

Since these fees are paid out of the Fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and Class C shares may result in a lower NAV than Class A shares and may cost you more over time than paying the initial sales charge for Class A shares. All or a portion of these fees may be paid to your financial advisor.

Class A shares

Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. As noted, Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares and typically higher than those for Class Y shares or Class I shares.

Calculation of Sales Charges on Class A Shares
Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
-------------	-----------	-----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of the Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge.

IFDI or its affiliates may pay additional compensation from its own resources to broker-dealers based upon the value of shares of the Fund owned by the broker-dealer for its own account or for its customers, including compensation for shares of the Fund purchased by customers of such broker-dealers without payment of a sales charge. Please see "Additional Compensation to Intermediaries" for more information.

Sales Charge Reductions

Lower sales charges on the purchase of Class A shares are available by:

  Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios with the NAV of Class A, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.
  Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included. Purchases made during the thirty (30) days prior to receipt by WRSCO of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WRSCO's receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 days prior to receipt by WRSCO of the LOI.
  Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Social Security or other taxpayer identification number, and b) accounts of immediate family members living (or maintaining a permanent address) in the same household as the owner. Please review the SAI for additional information regarding Account Grouping. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1.         All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Internal Revenue Code of 1986, as amended (Code) (Qualified Plan) that is maintained by an employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

2.         All purchases of Class A shares made under a simplified employee pension plan (SEP), SIMPLE IRA or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, if elected, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

3.         All purchases of Class A shares made by you or your spouse for your or your spouse's individual retirement accounts (IRAs), salary reduction plan accounts under Section 457 of the Code, or 403(b) tax sheltered accounts may be grouped, as well as your or your spouse's Keogh plan accounts, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in this Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend Equities Corporation (Legend), the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

Sales Charge Waivers for Certain Investors

Class A shares may be purchased at NAV by:

  The Trustees and officers of Ivy Funds, the Directors and officers of Ivy Funds, Inc. or of any affiliated entity of IICO, current and certain retired employees of IFDI and its affiliates, current and certain retired financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each (including purchases into certain retirement plans and certain trusts for these individuals), and the employees of financial advisors of Waddell & Reed
  Employees, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated registered investment advisors with which IICO has entered into sub-advisory agreements
  Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals
  Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling agreements
  Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, offered and distributed by Securian Retirement Services, a business unit of Minnesota Life.
  Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees
  Shareholders reinvesting into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under sections 457(b) and 403(b)(7) of the Code

  Shareholders/participants reinvesting into any other account, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a retirement plan where Fiduciary Trust Company of New Hampshire is custodian, provided such reinvestment is made within 60 days of receipt of the required minimum distribution
  Clients investing through a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed
  Participants in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records
  Participants in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets
  Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement
  The Merrill Lynch Daily K Plan (the "Plan"), provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Funds are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

For purposes of determining sales at NAV, an individual's domestic partner may be treated as his or her spouse.

Sales Charge Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or shares of Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment once each calendar year of all or part of the proceeds of redemption of your Class A shares of the Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Information about the purchase of Fund shares, applicable sales charges and sales charge reductions and waivers is also available, free of charge, at www.ivyfunds.com, including hyperlinks to facilitate access to this information. You will find more information in the Fund's SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge

A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to IFDI, as further described below. The purpose of the CDSC is to compensate IFDI for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or certain Class A shares. IFDI pays 4.00% of the amount invested to dealers who sell Class B shares and 1.00% of the amount invested to dealers who sell Class C shares.

The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in NAV above the initial purchase price. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, when requested to redeem a specific dollar amount, the Fund will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions. The shares redeemed for payment of the CDSC are not subject to a CDSC.

Class B shares

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. As noted earlier, Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares, and any dividends and other distributions paid on such shares, automatically convert to Class A shares, on a monthly basis, eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. The conversion from Class B shares to Class A shares is not considered a taxable event for Federal income tax purposes.

The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC identified below.

CDSC on Shares Sold Within Year	As % of Amount Subject to Charge
1	5.0%
2	4.0%
3	3.0%
4	3.0%
5	2.0%
6	1.0%
7+	0.0%

In the table, a year is a 12-month period. In order to determine the applicable CDSC, if any, all purchases are totaled and considered to have been made on the first day of the month in which the purchase was made. For example, if a shareholder opens an account on August 17, 2009, then redeems all Class B shares on August 14, 2010, the shareholder will pay a CDSC of 4.00%, the rate applicable to redemptions made within the second year of purchase.

Shareholders who are eligible to purchase Class A shares at a reduced sales charge due to the breakpoints available on a purchase of $100,000 or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class B shares. In such case, requests to purchase Class B shares will not be accepted. The Fund will not apply the limitation to Class B share purchases made by shareholders whose shares are held in an omnibus account onthe Fund's records, and it will be the responsibility of the broker-dealer holding the omnibus account to apply the limitation for such purchases.

Class C shares

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within 12 months after purchase, you may pay a 1.00% CDSC, which will be applied to the lesser of amount invested or redemption value of the shares redeemed. As noted above, Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of 0.75% of average net assets. Over time, those fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class; therefore, if you anticipate holding the shares for five years or longer, Class C shares may not be appropriate.

Shareholders who are investing $1 million through a sales charge reduction feature, including a shareholder eligible to purchase Class A shares at no sales charge due to the breakpoints available on a purchase of $1 million or more of Class A shares, or through Rights of Accumulation, a Letter of Intent or grouping purchases by certain related persons may not purchase Class C shares. In such case, requests to purchase Class C shares will automatically be treated as a request to purchase Class A shares. The Fund will not apply the limitation to Class C share purchases made by shareholders whose shares are held in an omnibus account on the Fund's records and it will be the selling broker's responsibility to apply the limitation for such purchases.

The CDSC for Class B or Class C shares and for Class A shares that are subject to a CDSC will not apply in the following circumstances:

  redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Fund's transfer agent redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh plan or a custodial account under Sections 457(b) and 403(b)(7) of the Code, a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of subsequent law or legislation, the continuation of its investment would be improper redemptions of shares purchased by current or retired Trustees or Directors of the Funds, directors of affiliated companies, current or retired officers of the Funds, employees of IFDI and its affiliates, financial advisors of Waddell & Reed and its affiliates, and by the members of the immediate families of such persons redemptions of shares made pursuant to a shareholder's participation in the systematic withdrawal service offered by the Fund, subject to the limitations on the service as further disclosed in the SAI (the service and this exclusion from the CDSC do not apply to a one-time withdrawal)
  redemptions the proceeds of which are reinvested within 60 days in shares of the same class of the Fund as that redeemed the exercise of certain exchange privileges
  for clients of certain third-party broker-dealers, redemptions of Class C shares for which the selling broker-dealer was not paid an up-front commission by IFDI redemptions of Fund shares, the proceeds of which are sent directly by the Fund to an insurance company or its agent for investment in any of the Waddell & Reed Advisors Funds or Ivy Family of Funds, as directed by the redeeming shareholder, through retirement plan accounts held in the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, offered and distributed by Securian Retirement Services, a business unit of Minnesota Life.
  redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the aggregate NAV of the shares is less than $500 redemptions effected by another registered investment company by virtue of a merger or other reorganization with the Fund for Class C shares, redemptions made by shareholders that have purchased shares of the Fund through certain group plans that have selling agreements with IFDI and that are administered by a third party and/or for which brokers not affiliated with IFDI provide administrative or recordkeeping services

  Class B shares of the Funds are made available to Merrill Lynch Daily K Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program" in the SAI.

These exceptions may be modified or eliminated by the Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which may require certain notice.

Class I shares

Class I shares are sold without any front-end sales load or contingent deferred sales charges. Class I shares do not pay an annual 12b-1 distribution and/or service fee. Class I shares are only available for purchase by:

  fund of funds
  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative and/or other support services to the plan certain financial intermediaries that charge their customers transaction fees with respect to their customers' investments in the Funds endowments, foundations, corporations and high net worth individuals using a trust or custodial platform investors participating in 'wrap fee' or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with IFDI participants of the Waddell & Reed Financial, Inc. Retirement Plans

Class Y shares

Class Y shares are not subject to a sales charge. Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets. Class Y shares are only available for purchase by:

  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan shareholders investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisors and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support services government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Fund's share class eligibility standards. In certain cases this could result in the selection of a share class with higher service and distribution-related fees than otherwise would have been charged. The Fund and IFDI are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements or to select a particular class. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available under your plan.

Additional Compensation to Intermediaries

Your financial advisor and the financial intermediary with which your advisor is affiliated typically will receive compensation when you buy and/or hold Fund shares. The source of that compensation may include the sales load, if any, that you pay as an investor and/or the 12b-1 fee, if applicable, paid by the class of shares of the Fund that you own. As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. Other networking and/or sub-accounting fees are paid by the Funds. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by WRIMCO and IICO. These reimbursements to IFDI are funded out of WRIMCO's and IICO's net income, respectively.

The amount and type of compensation that your financial advisor or intermediary receives will vary based upon the share class you buy, the value of those shares and the compensation practices of the intermediary. Compensation to the intermediary generally is based on the value of shares of the Funds owned by the intermediary for its own account or for its clients and may also be based on the gross and/or net sales of the Fund shares attributable to the intermediary. That compensation recognizes the distribution, administrative, promotional and other services provided by the intermediary, and may be required by the intermediary in order for the Ivy Family of Funds to be available for sale by the intermediary. The rate of compensation depends upon various factors, including but not limited to the intermediary's established policies and prevailing practices in different segments of the financial services industry. In addition, an intermediary may maintain omnibus accounts or similar arrangements with a Fund for consolidated holdings of Fund shares by its clients, and may receive payments from IFDI or its affiliates, or the Funds, for providing related recordkeeping and other services.

IFDI may also compensate an intermediary and/or financial advisor for IFDI's participation in various activities sponsored and/or arranged by the intermediary, including but not limited to programs that facilitate educating financial advisors and/or their clients about various topics, including the Funds. IFDI may also pay, or reimburse, an intermediary for certain other costs relating to the marketing of the Funds. The rate of compensation depends upon various factors, including but not limited to the nature of the activity and the intermediary's established policies.

Compensation arrangements such as those described above are undertaken, among other reasons, to help secure and maintain appropriate availability, visibility and competitiveness for the Funds, such that they may be widely available and have the capacity to grow and potentially gain economies of scale for Fund shareholders. Please consult the SAI for additional information regarding compensation arrangements with intermediaries.

Potential Conflicts of Interest

The Distributor of the Funds, IFDI, is a corporate affiliate of Waddell & Reed. Waddell & Reed offers shares of the Funds through a distribution agreement with IFDI. The following paragraphs disclose certain potential conflicts of interest in connection with the offering of the Funds by Waddell & Reed.

Waddell & Reed financial advisors sell primarily shares of the Ivy Family of Funds and the Waddell & Reed Advisors Funds, a separate mutual fund family for which Waddell & Reed serves as principal underwriter and distributor (Fund Families). WRIMCO and IICO (Managers) manage the assets of the respective Fund Families. Waddell & Reed and the Managers are subsidiaries of Waddell & Reed Financial, Inc.

Waddell & Reed financial advisors are not required to sell only shares of the funds in the Fund Families, have no sales quotas with respect to the Funds and receive the same percentage rate of compensation for all shares of mutual funds they sell, including shares of the funds in the Fund Families. It is possible, however, for Waddell & Reed, and/or its affiliated companies, to receive more total revenue from the sale of shares of the funds in the Fund Families than from the sale of shares of other mutual funds that are not affiliated with Waddell & Reed (Externally Managed Funds). This is because the Managers earn investment advisory fees for providing investment management services to the funds in the Fund Families. These fees are assessed daily on the net assets held by the funds in the Fund Families and are paid to the Managers out of fund assets.

Increased sales of shares of the Fund Families generally result in greater revenues, and greater profits, to Waddell & Reed and the Managers, since payments to Waddell & Reed and the Managers increase as more assets are invested in the Fund Families. Waddell & Reed employee compensation (including management and certain sales force leader compensation), financial advisor compensation and operating goals at all levels are tied to Waddell & Reed's overall profitability. Therefore, Waddell & Reed management, sales leaders and employees generally spend more time and resources promoting the sale of shares of the funds in the Fund Families rather than Externally Managed Funds. This results in more training and product support for Waddell & Reed financial advisors to assist them with sales of shares of the funds in the Fund Families. Ultimately, this will typically influence the financial advisor's decision to recommend the Fund Families even though they may have access to Externally Managed Funds that may have superior performance and/or lower fund expenses than the funds in the Fund Families.

Waddell & Reed also offers financial planning services as a registered investment adviser. Waddell & Reed financial advisors typically encourage new clients to purchase a financial plan for a fee. If the client elects to implement the recommendations produced as part of the financial plan, it is likely that the financial advisor will recommend the purchase of shares of funds in the Fund Families, though the client is not obligated to purchase such shares through Waddell & Reed. For more detailed information on the financial planning services offered by Waddell & Reed financial advisors, including fees and investment alternatives, clients should obtain from their financial advisor or Waddell & Reed, and read, a copy of Waddell & Reed's Form ADV Disclosure Brochure.

Portability

The Fund's shares may be purchased and serviced only through broker-dealers and other financial intermediaries (Financial Intermediaries) that have entered into selling agreements with IFDI. Waddell & Reed, an affiliate of IFDI, is one such Financial Intermediary that is authorized to sell the Fund and service Fund accounts. If you elect to work with a Waddell & Reed financial advisor it is likely that the financial advisor will recommend the purchase of shares of the Fund. If you decide to terminate your relationship with your Waddell & Reed financial advisor or if they decide to transfer their license to another Financial Intermediary, you should consider that you will only be able to transfer your Fund shares to another Financial Intermediary if that Financial Intermediary has a selling agreement with IFDI. Not all Financial Intermediaries have such selling agreements and the selling agreements may typically be terminated without notice to you. If you select a Financial Intermediary that has no selling agreement with IFDI or whose selling agreement is terminated after you transfer your shares, you will either have to hold your shares directly with the Fund or sell your shares and transfer the proceeds to another Financial Intermediary, which may cause you to experience adverse tax consequences.

Ways to Set Up Your Account (for Class A, Class B and Class C shares)

The different ways to set up (register) your account are listed below.

Individual or Joint Tenants
For your general investment needs

Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).

Business or Organization
For investment needs of corporations, associations, partnerships, institutions or other groups

Retirement and other Tax-Advantaged Savings Plans
To shelter your savings from income taxes

Retirement and other tax-advantaged savings plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Coverdell Education Savings Accounts) may be tax-deductible.

  Individual Retirement Accounts (IRAs) allow certain individuals under age 70 1/2, with earned income, to invest up to the Annual Dollar Limit per year. For 2008 and 2009, the Annual Contribution Limit is $5,000 and indexed for inflation in $500 increments, thereafter. For individuals who have attained age 50 by the last day of the taxable year for which a contribution is made, the Annual Contribution Limit is increased to include a "catch-up" contribution. The maximum annual catch-up contribution is $1,000. For each of year 2008 and 2009, certain 401(k) plan participants who receive in that year at least 50% matching contributions of employer stock from an employer that in any preceding taxable year (a) declared bankruptcy and (b) was subject to indictment or conviction resulting from transactions related to the bankruptcy may each make a special IRA "catch-up" contribution of up to $3,000 for that year. An individual who makes this special "catch-up" contribution for a year may not make the $1,000 catch-up contribution otherwise available for having attained age 50. The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year.
  IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
  Roth IRAs allow certain individuals to make nondeductible contributions up to the Annual Dollar Limit per year (as identified above). The maximum annual contribution for an individual and his or her spouse is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year. An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. Withdrawals of earnings may be tax-free if the account is at least five years old and certain other requirements are met.
  Coverdell Education Savings Accounts (formerly, Education IRAs) are established for the benefit of a minor, with nondeductible contributions up to $2,000 per taxable year, and permit tax-free withdrawals to pay the qualified education expenses of the beneficiary. Special rules apply where the beneficiary is a special needs person.
  Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages and contribution limits as a profit sharing plan but with fewer administrative requirements.
  Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to, and allow their employees to contribute a portion of their wages on a pre-tax basis to, retirement accounts. This plan-type generally involves fewer administrative requirements than 401(k) or other Qualified Plans.
  Owner-only Keogh Plans allow self-employed individuals and their spouses, or one or more partners and their spouses, to make tax-deductible contributions for themselves of up to 100% of their adjusted annual earned income, with a maximum of $49,000 for 2009.
  Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan. A Roth 401(k) contribution option may also be available on a qualified 401(k) Plan.
  403(b) Custodial Accounts are available to certain employees of public school systems, churches and Code Section 501(c)(3) (that is, tax-exempt) organizations. A Roth 403(b) contribution option may also be available.
  457(b) Plans allow certain employees of state and local governments and tax-exempt organizations to contribute a portion of their compensation on a tax-deferred basis.

Gifts or Transfers to a Minor

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $13,000 in 2009 per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA).

Trust

For money being invested by a trust

The trust must be established before an account can be opened, or you may use a trust form made available by the transfer agent for the Fund. Contact your financial advisor for the form.

Pricing of Fund Shares

The price to buy a share of the Fund, called the offering price, is calculated every business day. The Fund is open for business every day the New York Stock Exchange (NYSE) is open. The Fund normally calculates its NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by the Fund may be priced at the close of the regular session of any other securities exchange on which that instrument is traded. As noted in this Prospectus, the Fund may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of the Fund's shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus the applicable sales charge (for Class A shares).

In the calculation of the Fund's NAV:

  The securities in the Fund's portfolio that are traded on an exchange are ordinarily valued at the last sale price prior to the time of valuation.
  Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales price as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.
  Bonds (other than convertible bonds), municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.
  Convertible securities are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or are not reflective of current market value are valued at their fair value by or at the direction of the Board of Trustees, as discussed below.

When the Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value determination made according to procedures approved by the Board of Trustees. The Fund may also use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by the Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

The Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. In that case, such investments may be valued at their fair values as determined according to the procedures approved by the Fund's Board of Trustees. Significant events include, but are not limited to, (1) events impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuations. The Fund has retained a third-party pricing service (the Service) to assist in valuing foreign securities and foreign futures contracts (collectively, Foreign Securities), if any, held in the Fund's portfolio. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a Foreign Security trades is not the current market value as of the close of the NYSE. For Foreign Securities where Waddell & Reed Services Company (WRSCO), the Fund's transfer agent, in accordance with guidelines adopted by the Fund's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the Foreign Security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Fund's Foreign Securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that the Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. The use of fair value pricing may also affect all shareholders in that if redemption proceeds or other payments based on the valuation of Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Buying Shares

You may buy shares of the Fund through third parties that have entered into selling arrangements with IFDI. Contact any authorized investment dealer for more information. To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have. The transfer agent for the Fund will not accept account applications unless submitted by an entity with which IFDI maintains a current selling agreement.

Ivy Client Services generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO addresses are acceptable).

If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party recordkeeper to purchase shares of the Fund.

To add to your account by mail: Make your check payable to Ivy Funds Distributor, Inc. Mail the check to Ivy Client Services at the address below, along with the detachable form that accompanies the confirmation of a prior purchase or your quarterly statement, or a letter stating your account number, the account registration, the Fund and the class of shares that you wish to purchase.

Ivy Client Services
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

To add to your account by wire purchase: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, DDA Number 98-0000-797-8.

By telephone or internet: To purchase Class A, B or C shares of a Fund by Automated Clearing House (ACH) via telephone or internet access, you must have an existing account number and you must have previously established the telephone or internet method to purchase through a completed Express Transaction Authorization Form (separately or within your new account application). Please call 800.777.6472 to report your purchase, or fax the information to 800.532.2749. For internet transactions, you may not execute trades greater than $25,000. You may purchase Class I and Class Y shares by calling 800.532.2783 or faxing instructions to 800.532.2784. If you need to establish an account for Class I or Class Y shares, you may call 800.532.2783 to obtain an account application. You may then mail a completed application to Ivy Client Services at the above address, or fax it to 800.532.2784.

By Automatic Investment Service: You can authorize to have funds electronically drawn each month from your bank account through Electronic Funds Transfer (EFT) and invested as a purchase of shares into your Fund account. Complete the appropriate sections of the Account Application to establish the Automatic Investment Service (AIS).

When you place an order to buy shares, your order, if accepted, will be processed at the next offering price calculated after your order is received in proper form by the Fund or its authorized agent. Note the following:

  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Neither cash nor post-dated checks will be accepted.
  If you buy shares by check, and then sell those shares by any method other than by exchange to another fund in the Ivy Family of Funds, the payment may be delayed for up to ten days from the date of purchase to ensure that your previous investment has cleared.
  You may purchase shares of the Fund indirectly through certain broker-dealers, banks and other third parties, some of which may charge you a fee. These firms may have additional requirements regarding the purchase of Fund shares. If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, the Fund will be deemed to have received your purchase order when that third party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.
  Broker-dealers that perform account transactions for their clients through the National Securities Clearing Corporation (NSCC) are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly. Such dealers have independent agreements with IFDI, and are compensated for performing account transactions for their clients.

When you sign your account application, you will be asked to certify that your Social Security number or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

The transfer agent for the Fund reserves the right to reject any purchase orders, including purchases by exchange, and it and the Fund reserves the right to discontinue offering Fund shares for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account	$500 (per Fund)
For certain exchanges	$100 (per Fund)
For accounts opened with AIS	$50 (per Fund)*
For accounts established through payroll deductions	Any amount

To Add to an Account	Any amount
For certain exchanges	$100 (per Fund)
For AIS	$25 (per Fund)

For Class Y:

To Open an Account/To Add to an Account	Any amount

*An account may be opened with no initial investment and AIS set up on the account if the account is pending a Transfer of Assets from another investment company/retirement account custodian.

For clients of Morgan Stanley DW, Inc. (MSDW) who purchase their shares through certain fee-based advisory accounts sponsored by MSDW, the minimum initial and subsequent investment requirements for Class A shares are waived.

Adding to Your Account

Subject to the minimums described above, you can make additional investments of any amount at any time.

If you purchase shares of the Fund from certain broker-dealers, banks or other authorized third parties, additional purchases may be made through those firms.

Selling Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of the Fund) is the NAV per share of that Fund class, subject to any applicable CDSC and/or redemption fee.

If your individual account is not maintained on our shareholder servicing system, please contact your selling dealer, plan administrator or third party recordkeeper to sell shares of the Fund.

By mail: Complete an Account Service Request form, available from your financial advisor, or write a letter of instruction with:

  the name on the account registration
  the Fund's name
  the account number
  the dollar amount or number, and the class, of shares to be redeemed any other applicable requirements listed in the table below

Deliver the form or your letter to:

Ivy Client Services
c/o Waddell & Reed Services Company
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217

Unless otherwise instructed, a check will be sent to the address on the account. For your protection, the address of record must not have been changed within 30 days prior to your redemption request.

By telephone or internet: If you have completed an Express Transaction Authorization Form (separately or within your new account application) you may redeem your shares by telephone or internet. You may request to receive payment of your redemption proceeds via direct ACH or via wire. A fee of $10 per transaction will be charged for wire redemptions on all classes except I and Y. To redeem your Class A, Class B or Class C shares, call 800.777.6472, fax your request to 800.532.2749, or place your redemption order at www.ivyfunds.com, and give your instructions to redeem your shares via ACH or via wire, as applicable. To redeem your Class I and Y shares, submit a written request, or fax your request to 800.532.2749, and give your instructions to redeem your shares via ACH or via wire, as applicable. You may also request a redemption by check to the address on the account (provided the address has not been changed within the last 30 days). For your protection, banking information must be established on your account for a minimum of 30 days before either a wire redemption or ACH redemption will be processed. Requests by telephone or internet can only be accepted for amounts up to $50,000.

When you place an order to sell shares, your shares will be sold at the NAV next calculated, subject to any applicable CDSC and/or redemption fee, after receipt of a request for redemption in good order by Ivy Client Services (on behalf of Waddell & Reed Services Company) or other authorized Fund agent. Note the following:

  If more than one person owns the shares, each owner must sign the written request.
  If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of ten days from the date of purchase or the date the Fund can verify that your purchase check has cleared and been honored.
  Redemptions may be suspended or payment dates postponed on days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC).
  Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Trustees determines that conditions exist making cash payments undesirable. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
  If you purchased shares of the Fund from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Fund shares. The Fund will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the redeemed class, subject to any applicable CDSC and/or redemption fee, next calculated after the order has been received in proper form by the authorized firm (or its designee). Therefore, if your order is received in proper form by that firm before 4:00 p.m. Eastern time on a day on which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by that firm after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
  Broker-dealers that perform account transactions for their clients through the NSCC are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the broker-dealer performs any transaction erroneously or improperly.

Special Requirements for Selling Shares

Account Type	Special Requirements
Individual or Joint Tenant	The written instructions must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Sole Proprietorship	The written instructions must be signed by the individual owner of the business.
UGMA, UTMA	The custodian must sign the written instructions indicating capacity as custodian.
Retirement Account	The written instructions must be signed by a properly authorized person (for example, employer, plan administrator, or trustee).
Trust	The trustee must sign the written instructions indicating capacity as trustee. If the trustee's name is not in the account registration, provide a currently certified copy of the trust document.
Business or Organization	At least one person authorized by corporate resolution to act on the account must sign the written instructions.
Conservator, Guardian or Other Fiduciary	The written instructions must be signed by the person properly authorized by court order to act in the particular fiduciary capacity.

The Fund may require a signature guarantee in certain situations such as:

  a redemption request made by a corporation, partnership or fiduciary a redemption request made by someone other than the owner of record the check is made payable to someone other than the owner of record a check redemption request if the address on the account has been changed within the last 30 days

This requirement is to protect you and the Fund from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

The Fund reserves the right to redeem at NAV all of your Fund shares in your account if the aggregate NAV of those shares is less than $500. The Fund will give you notice and 60 days to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares in that Fund to $500. These redemptions will not be subject to a CDSC. The Fund will not apply its redemption right to individual retirement plan accounts or to accounts which have an aggregate NAV of less than $500 due to market forces.

You may reinvest, without charge, all or part of the amount of Class A shares of the Fund you redeemed by sending to the Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within 60 days after the date of your redemption, and the reinvestment must be made into the same Fund, account, and class of shares from which it had been redeemed. You may do this only once each calendar year with Class A shares of the Fund.

The CDSC will not apply to the proceeds of Class A (as applicable), Class B or Class C shares of the Fund which are redeemed and then reinvested in shares of the same class of the Fund within 60 days after such redemption. IFDI will, with your reinvestment, restore an amount equal to the CDSC attributable to the amount reinvested by adding the CDSC amount to your reinvestment. For purposes of determining a future CDSC, the reinvestment will be treated as a new investment. You may do this only once each calendar year as to Class A shares of the Fund, once each calendar year as to Class B shares of the Fund and once each calendar year as to Class C shares of the Fund. The reinvestment must be made into the same fund, account, and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. WRSCO, the Fund's transfer agent, will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If WRSCO fails to do so, WRSCO may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

If you are investing through certain third-party broker dealers, please contact your plan administrator or other recordkeeper for information about your account.

If you have established an account that is maintained on our shareholder servicing system, we provide a variety of services to help you manage your account.

Personal Service

Your local financial advisor is available to provide personal service. Additionally, a toll-free call, 800.777.6472, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions or update your account records. The Client Services Representative can help you:

  obtain information about your accounts
  obtain price information about other funds in the Ivy Family of Funds obtain a Fund's current prospectus, SAI, annual report or other information about the Fund request duplicate statements
  transact certain account activity, including exchange privileges and redemption of shares

At almost any time of the day or night, you may access your account information from a touch-tone phone through our automated customer telephone service, provided your account is maintained on our shareholder servicing system; otherwise, you should contact the broker-dealer through which you purchased your Fund shares.

Internet Service

Our web site, www.ivyfunds.com, is also available. If you do not currently have an account established that is maintained on our shareholder servicing system, you may use the web site to obtain information about the Funds in the Ivy Family of Funds, including accessing a Fund's current prospectus, SAI, annual report or other information. If you have an account set up that is maintained on our shareholder servicing system, you may also use the web site to obtain information about your account, and to transact certain account activity, including exchange privileges and redemption of shares, if you have established Express Transactions for your account.

Reports

Statements and reports sent to you include the following:

  confirmation statements (after every purchase (other than those purchases made through Automatic Investment Service), after every exchange (other than rebalance-related exchange transactions for SPA and MAP products) and after every transfer or redemption)
  quarter-to-date statements (quarterly)
  year-to-date statements (after the end of the fourth calendar quarter)
  annual and semiannual reports to shareholders (every six months)

To avoid sending duplicate copies of materials to households and thereby reduce expenses, only one copy of the Fund's most recent prospectus and annual and semiannual reports to shareholders may be mailed to shareholders having the same last name and address in the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. You may call the telephone number listed for Client Services if you need additional copies of the documents. You may also visit www.ivyfunds.com to view and/or download these documents, as well as other information about each Fund.

You may now elect to receive your quarterly statements and/or prospectus and shareholder reports electronically. In order to do so, go to the "Individual Investor Login" feature available via www.ivyfunds.com.

Exchange Privileges

Except as otherwise noted, you may sell (redeem) your shares and buy shares of the same class of another Fund in the Ivy Family of Funds without the payment of an additional sales charge if you exchange Class A shares or without payment of a CDSC when you exchange Class B or Class C shares, or certain Class A shares. For Class B and Class C shares, or Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. However, exchanges of Class A shares from Ivy Money Market Fund are subject to any sales charge applicable to the Fund being exchanged into, unless the Ivy Money Market shares were previously acquired by an exchange from Class A shares of another Ivy fund for which a sales charge was paid (or represent reinvestment of dividends and distributions paid on such shares). You may sell your Class I or Class Y shares of any of the Funds and buy Class I or Class Y shares, respectively, of another Fund, or Class A shares of Ivy Money Market Fund.

For clients of Waddell & Reed and Legend, these exchange privileges for Class A, Class B and Class C shares also apply to the corresponding classes of shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Class I shares may exchange their shares for Class Y shares of funds within the Waddell & Reed Advisors Family of Funds. Shareholders of Ivy Class Y shares may not exchange those shares for shares of any class of funds within the Waddell & Reed Advisors Family of Funds.

As of December 1, 2003, Class B and Class C shares of Ivy Money Market Fund are not available for direct investment. Therefore, you may utilize Class A shares of Ivy Money Market Fund for your Funds Plus Service into Class A, B or C shares of a non-money market fund. Please see the SAI for additional information.

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each fund within the Ivy Family of Funds may only be sold within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands. Note that exchanges out of a Fund may have tax consequences for you. Before exchanging into a Fund, read its prospectus.

Important Exchange Information

  You must exchange into the same share class you currently own (except that you may exchange Class Y and Class I shares of any of the Funds for Class A shares of Ivy Money Market Fund, and in certain situations you may exchange Class A shares of Ivy Money Market Fund for Class B or Class C shares of any of the other Funds).
  Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

How to Exchange

By mail: Send your written exchange request to Ivy Client Services at the address listed under "Selling Shares."

By telephone: Call Ivy Client Services at 800.777.6472 to authorize an exchange transaction. To process your exchange order by telephone, you must have telephone exchange privileges on your account. For the protection of Fund shareholders, the transfer agent for the Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine.

By internet: You will be allowed to exchange by internet if (1) you have established the internet trading option; and (2) you can provide proper identification information.

If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third party recordkeeper to exchange shares of the Fund.

Converting Shares

Self-directed Conversions: If you hold Class A or Class Y shares and are eligible to purchase Class I shares, as described above in the section entitled "Class I shares," you may be eligible to convert your Class A or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact Ivy Client Services directly to request a conversion.

A conversion between share classes of the same Fund is a non-taxable event.

If you convert from one class of shares to another, the transaction will be based on the respective net asset values of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's net asset values. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.

Market Timing Policy

The Fund is intended for long-term investment purposes. The Fund will take steps to seek to deter frequent purchases and redemptions in Fund shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment management and may increase expenses and negatively impact investment returns for all Fund shareholders, including long-term shareholders. Market timing activities may also increase the expenses of WRSCO and/or IFDI, thereby indirectly affecting the Fund's shareholders.

Certain Funds may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Fund invests a significant portion of its assets in foreign securities, the Fund may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. A Fund that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Fund that invests a significant portion of its assets in small cap companies, such as Ivy Micro Cap Growth Fund.

To discourage market timing activities by investors, the Fund's Board of Trustees has adopted a market timing policy and has approved the procedures of the Fund's transfer agent, WRSCO, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Fund shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Fund shares. In its monitoring of trading activity in Fund shares, on a periodic basis, WRSCO typically reviews Fund share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Fund shares.

As an additional step, WRSCO reviews Fund redemption activity in relation to average assets and purchases within the period. If WRSCO identifies what it believes to be market timing activities in an account held directly on the Funds' records that has not previously exceeded WRSCO's thresholds, WRSCO will suspend exchange privileges by refusing to accept additional purchases in the account for a pre-determined period of time. If an account exceeds WRSCO's thresholds a second time within a twelve (12) month period, exchange privileges will be suspended indefinitely for all accounts owned by that shareholder whose account exceeded the pre-determined thresholds. For trading in Fund shares held in omnibus accounts, WRSCO will, if possible, place a trading block at a taxpayer identification number level or, if that cannot be accomplished, will contact the associated intermediary and request that the intermediary implement trading restrictions. In exercising any of the foregoing rights, WRSCO will consider the trading history of accounts under common ownership or control within any of the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios and/or Ivy Funds. For this purpose, transactions placed through the same financial intermediary on an omnibus basis may be deemed a single investor and may be rejected in whole or in part. Transactions placed in violation of a Fund's market timing policy are not deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

In addition, IFDI and/or its affiliate, Waddell & Reed, Inc. (collectively, "W&R"), have entered into agreements with third-party financial intermediaries that purchase and hold Fund shares on behalf of shareholders through omnibus accounts. In general, these agreements obligate the financial intermediary: (1) upon request by W&R, to provide information regarding the shareholders for whom the intermediary holds shares and these shareholders' Fund share transactions; and (2) to restrict or prohibit further purchases of Fund shares through the financial intermediary's account by any shareholder identified by W&R as having engaged in Fund share transactions that violate a Fund's market timing policy. W&R's procedures seek to monitor transactions in omnibus accounts so that W&R may make such further inquiries and take such other actions as it deems appropriate or necessary to enforce the Funds' market timing policy with respect to shareholders trading through omnibus accounts held by third-party intermediaries.

The Fund seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Fund, IFDI and WRSCO make efforts to monitor for market timing activities and will seek the assistance of financial intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by financial intermediaries because the intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Fund, IFDI or WRSCO may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries (including prohibiting further transactions by such accounts), may require the intermediaries to provide certain information to the Fund regarding shareholders who hold shares through such accounts or may close the omnibus account. The Fund's ability to impose restrictions for accounts traded through particular intermediaries may vary depending upon systems capabilities, applicable contractual restrictions, and cooperation of those intermediaries. There can be no assurance that the Fund will be able to identify or eliminate all market timing activities, and the Fund may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

A financial intermediary through which an investor may purchase shares of the Fund may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the intermediary may require the Fund's consent or direction to undertake those efforts. In other cases, the Fund may elect to allow the intermediary to apply its own policies with respect to frequent trading in lieu of seeking to apply the Fund's policies to shareholders investing in the Fund through such intermediary, based upon the Fund's conclusion that the intermediary's policies sufficiently protect shareholders of the Fund. In either case, the Fund may have little or no ability to modify the parameters or limits on trading activity set by the intermediary. As a result, an intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this Prospectus. If an investor purchases the Fund's shares through a financial intermediary, that investor should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to that account.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Fund's and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Fund's market timing policy and/or its monitoring criteria at any time without prior notice. The Fund, WRSCO and/or IFDI shall not be liable for any loss resulting from rejected purchase orders or exchanges.

The Fund's market timing policy, in conjunction with the use of fair value pricing and application of the redemption fee, is intended to reduce a shareholder's ability to engage in market timing activities, although there can be no assurance that the Fund will eliminate market timing activities.

Redemption Fee/Exchange Fee

To further discourage the use of the Fund as a vehicle for excessive short-term trading, the Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of the Fund after holding the shares fewer than five days. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

The Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, the Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.

Systematic Withdrawal Plan lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account. Please see the SAI for additional information.

Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Fund account
Minimum Amount	Frequency
$25 (per Fund)	Monthly

Funds Plus Service
To move money from Ivy Money Market Fund Class A to a Fund whether in the same or a different class
Minimum Amount	Frequency
$100 (per Fund)	Monthly

Distributions and Taxes

Distributions

The Fund distributes substantially all of its net investment income and net realized capital gains to its shareholders each year.

Dividends for the Fund are paid annually in December.

Net realized capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by the Fund in December.

Dividends that are declared for a particular day are paid to those shareholders of record on the prior business day. However, the dividends that are declared for Saturday and Sunday are paid to those shareholders of record on the preceding Thursday.

Ordinarily, shares are eligible to earn dividends starting on the day after they are issued and through the day they are redeemed.

Federal tax laws require the Fund to make distributions to its shareholders in order to qualify as a regulated investment company (RIC). Qualification as a RIC means the Fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the Fund, as well as capital gains realized by the Fund on the sale of its investment securities.

Distribution Options. When you open an account, you may specify on your application how you want to receive your distributions. The Fund offers two options:

1.

Share Payment Option. Your dividends, capital gain and other distributions with respect to a Class of the Fund will be automatically paid in additional shares of the same Class of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2.

Cash Option. You will be sent a check for your dividends, capital gain and other distributions if the total distribution is at least five dollars. If the distribution is less than five dollars, it will be automatically paid in additional shares of the same Class of the Fund.

For retirement accounts and accounts participating in MAP or SPA, all distributions are automatically paid in additional shares.

Taxes

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a retirement account or other tax-advantaged savings plan (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:

Taxes on distributions. You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes taxable net investment income, the excess of net short-term capital gain over net long-term capital loss and, for certain Funds, net gains and losses from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, except to the extent those dividends are attributable to "qualified dividend income" the Fund earned (which are unlikely to be significant). Distributions of the Fund's net capital gain (that is, the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gain generally is taxed at a maximum rate of 15% for noncorporate shareholders.

For noncorporate taxable shareholders, the Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year.

Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid).

An exchange of Fund shares for shares of any other fund in the Ivy Family of Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within 90 days after your purchase of those shares and then reacquire Class A shares of that Fund or acquire Class A shares of another fund in the Ivy Family of Funds without paying a sales charge due to the 60-day reinvestment privilege or exchange privilege. See "Your Account -- Selling Shares." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis in the shares you subsequently acquire. In addition, if you purchase shares of a Fund within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis in the newly purchased shares.

Withholding. The Fund must withhold 28% of all taxable dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate is also required from dividends and capital gain distributions otherwise payable to such shareholders who are subject to backup withholding for any other reason.

State and local income taxes. The portion of the dividends the Fund pays that is attributable to interest earned on U.S. government securities generally is not subject to state and local income taxes, although distributions by the Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability in your state and locality of dividends and other distributions by the Fund.

The foregoing is only a summary of some of the important tax considerations generally affecting the Fund and its shareholders; you will find more information in the Fund's SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

Appendix A

Prior Performance of Related Fund

Ivy Funds VIP Micro Cap Growth

Ivy Micro Cap Growth Fund is new, so its performance information is not included in this Prospectus. However, Ivy Micro Cap Growth Fund is modeled after Ivy Funds VIP Micro Cap Growth, a fund that is managed by WRIMCO, an affiliate of IICO, and is deemed to be a related fund (Related Fund). Although the expense structures for shares of the Related Fund and Ivy Micro Cap Growth Fund are the same, there may be differences between these funds, including asset sizes and cash flows. These differences will cause the performance of the Related Fund to differ from that of Ivy Micro Cap Growth Fund. However, Ivy Micro Cap Growth Fund and the Related Fund are substantially similar, since the investment objectives, strategies and policies of Ivy Micro Cap Growth Fund are substantially the same as those of the Related Fund. WSA, the subadvisor for Ivy Micro Cap Growth Fund, is also the subadvisor for the Related Fund. The portfolio managers for Ivy Micro Cap Growth Fund are also the portfolio managers for the Related Fund.

The bar chart and performance table below provide information regarding the performance of the Related Fund, not of Ivy Micro Cap Growth Fund, by showing changes in the Related Fund's performance from year to year and by showing how the Related Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average. The performance of the Related Fund is historical and does not guarantee future performance of Ivy Micro Cap Growth Fund. The performance of Ivy Micro Cap Growth Fund may be better or worse than that of the Related Fund.

The bar chart presents the annual total returns for shares of the Related Fund and shows how performance has varied from year to year over the past ten calendar years.

The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Related Fund's past performance (before and after taxes) does not necessarily indicate how it (or the Ivy Micro Cap Growth Fund) will perform in the future.

For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio, which was reorganized as the Related Fund on September 22, 2003. The Related Fund would have had substantially similar annual returns and would have differed only to the extent that the Related Fund had different expenses. Performance has not been restated to reflect the estimated annual operating expenses of the Related Fund. If those expenses were reflected, performance of the Related Fund would differ.

Chart of Year-by-Year Returns Ivy Funds VIP Micro Cap Growth
as of December 31 each year

1999	148.76%
2000	-21.05%
2001	-11.33%
2002	-43.64%
2003	54.41%
2004	10.05%
2005	20.87%
2006	12.26%
2007	6.49%
2008	-48.04%

In the period shown in the chart, the highest quarterly return was 82.84% (the fourth quarter of 1999) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns Ivy Funds VIP Micro Cap Growth
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Micro Cap Growth	-48.04%	-3.74%	2.27%
Russell 2000® Growth Index[1]	-38.56%	-2.37%	-0.76%
Russell Micro Cap Growth Index[1,2]	-44.65%	-7.95%	N/A

1Reflects no deduction for fees, expenses or taxes.
2The Russell Micro Cap Growth Index has been added as an additional comparative broad-based index for the Portfolio.

IVY FUNDS

Custodian	Distributor
UMB Bank, n.a.	Ivy Funds Distributor, Inc.
928 Grand Boulevard	6300 Lamar Avenue
Kansas City, Missouri 64106	P. O. Box 29217
Shawnee Mission, Kansas
Legal Counsel	66201-9217
K&L Gates LLP	913.236.2000
Three First National Plaza	800.777.6472
70 West Madison Street
Suite 3100
Chicago, Illinois 60602-4207

Independent Registered
Public Accounting Firm	Transfer Agent
Deloitte & Touche LLP	Waddell & Reed
1100 Walnut, Suite 3300	Services Company
Kansas City, Missouri	6300 Lamar Avenue
64106	P. O. Box 29217
Shawnee Mission, Kansas
Investment Manager	66201-9217
Ivy Investment	913.236.2000
Management Company	800.777.6472
6300 Lamar Avenue
P. O. Box 29217	Accounting Services Agent
Shawnee Mission, Kansas	Waddell & Reed
66201-9217	Services Company
913.236.2000	6300 Lamar Avenue
800.777.6472	P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913.236.2000
800.777.6472

IVY MICRO CAP GROWTH FUND

You can get more information about the Fund in the--

  Statement of Additional Information (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about the Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

To request a copy of the Fund's current SAI, without charge, or for other inquiries, contact the Fund or Ivy Funds Distributor, Inc. at the address and telephone number below. Copies of the SAI may also be requested via e-mail at request@waddell.com and are available at www.ivyfunds.com.

Information about the Fund (including the current SAI) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street NE, Washington, D.C. 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 800.SEC.0330.

IVY FUNDS DISTRIBUTOR, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
800.777.6472

WRP 3800

The Fund's SEC file number is: 811-06569

IVY MICRO CAP GROWTH FUND

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
800-777-6472

July 31, 2009

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) is not a prospectus. Investors should read this SAI in conjunction with the prospectuses for Ivy Micro Cap Growth Fund (Fund), dated July 31, 2009 (Prospectus), which may be obtained from the Trust or its principal underwriter and distributor, Ivy Funds Distributor, Inc. (IFDI), at the address or telephone number shown above.

TABLE OF CONTENTS

Fund History
The Fund, Its Investments, Related Risks and Limitations
Management of the Fund
Investment Advisory and Other Services
Portfolio Managers
Brokerage Allocation and Other Practices
Proxy Voting Policy
Capitalization and Voting Rights
Purchase, Redemption and Pricing of Shares
Taxation of the Fund
Underwriter
Appendix A

FUND HISTORY

On February 13, 2009, the initial sole shareholder of the Fund, Ivy Funds Distributor, Inc., approved the reorganization of the Fund into a corresponding series of a newly formed Delaware statutory trust - that fund also will be called Ivy Micro Cap Growth Fund and is identical in all aspects to the Fund, including its investment objective and strategies, other than its state domicile.  This change is part of a larger reorganization of all 32 series of the Ivy Family of Funds into the Delaware trust, which is expected to occur during the 3rd quarter of this year.

THE FUND, ITS, INVESTMENTS, RELATED RISKS AND LIMITATIONS

The Fund is a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. The Fund is an open-end, diversified management investment company.

This SAI supplements the information contained in the Prospectus and contains more detailed information about the investment strategies and policies the Fund's investment manager, Ivy Investment Management Company (IICO), or the Fund's investment subadvisor, Wall Street Associates, LLC (WSA), may employ and the types of instruments in which the Fund may invest, in pursuit of the Fund's objective. A summary of the risks associated with these instrument types and investment practices is included as well. Except as otherwise indicated in the Prospectus or this SAI, there are no policy limitations on the Fund's ability to use the investments or techniques discussed in these documents.

WSA might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by the Fund's investment policies and restrictions. WSA buys an instrument or uses a technique only if it believes that doing so will help the Fund achieve its objective. See Investment Restrictions and Limitations for a listing of the fundamental and non-fundamental, or operating, policies.

Recent Market Events

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government's placement of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation under conservatorship (see Specific Securities and Investment Practices - U.S. Government Securities), the bankruptcy filing of Lehman Brothers Holdings Inc., the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group, Inc., the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Fund.

Securities - General

The Fund may invest in securities including common stocks, preferred stocks, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. The Fund may invest in preferred stocks rated in any rating category of the nationally recognized statistical rating organizations (NRSROs) or, if unrated, judged by IICO to be of equivalent quality. In the case of a "split rated" security, which results when the NRSROs rate the security at different rating levels (for example, BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and Ba by Moody's Investors Service, Inc. (Moody's)), it is the Fund's general policy to classify such security at the higher rating level where, in the judgment of IICO, such classification reasonably reflects the security's quality and risk. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality. As a general matter, however, when interest rates rise, the values of fixed-rate securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than shorter-term bonds.

The Fund may invest in debt securities rated in any rating category of the established rating services, subject to the Fund's limitations, including securities rated in the lowest category (securities rated D by S&P and C by Moody's). Debt securities rated D by S&P or C by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing. Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities; however, securities rated BBB or Baa may have speculative characteristics. In addition, the Fund will treat unrated securities judged by WSA to be of equivalent quality to a rated security as having that rating.

Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WSA's research and credit analysis are an especially important part of managing securities of this type held by the Fund. WSA continuously monitors the issuers of lower-rated debt securities in the Fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

While credit ratings are only one factor WSA relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and the Fund may retain a portfolio security whose rating has been changed.

The Fund may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's offering document. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying stock, sell it to a third party or permit the issuer to redeem the security. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. Thus, any of these actions could have an adverse effect on the Fund's ability to achieve its investment objectives.

The Fund may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to) call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, however, the market value of convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

         Banking Industry and Savings and Loan Obligations

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) U.S. banks having total assets in excess of $1 billion (as of the date of their most recent financial statements at the time of investment), (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (FDIC), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and (iv) foreign banks if the obligation is, in the opinion of WSA, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC. The FDIC insures the principal of bank and savings and loan deposits, currently to the extent of $100,000 per depositor per bank or savings and loan association. Bank deposits are not marketable, and the Fund may invest in them only within the limit mentioned under Illiquid Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

         Borrowing

The Fund may borrow money for temporary, extraordinary or emergency purposes, only as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have reduced net investment income during periods of outstanding borrowings. As such, its share price may be subject to greater fluctuation until the borrowing is paid off.

Borrowing may exaggerate the effect on the Fund's net asset value (NAV) of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

         Foreign Securities and Currencies

The Fund may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American Depositary Receipts (ADRs), in registered form, are U.S. dollar denominated receipts typically issued by a U.S. bank, representing ownership of a specific number of shares in a non-U.S. corporation. ADRs are quoted and traded in U.S. dollars in the U.S. securities market. An ADR is sponsored if the original issuing company has selected a single U.S. bank to serve as its U.S. depositary and transfer agent. This relationship requires a deposit agreement which defines the rights and duties of both the issuer and depositary. Companies that sponsor ADRs must also provide their ADR investors with English translations of company information made public in their own domiciled country. Sponsored ADR investors also generally have the same voting rights as ordinary shareholders, barring any unusual circumstances. ADRs which meet these requirements can be listed on U.S. stock exchanges. Unsponsored ADRs are created at the initiative of a broker or bank reacting to demand for a specific foreign stock. The broker or bank purchases the underlying shares and deposits them in a depositary. Unsponsored shares issued after 1983 are not eligible for U.S. stock exchange listings. Furthermore, they do not generally include voting rights.

The Fund may invest up to 10% of the market value of its total assets in securities of foreign issuers which are not traded in the U.S. ADRs are not considered foreign securities for this limitation and therefore are not subject to, or included in, the 10% limitation. Such securities are typically publicly traded but may in some cases be issued as private placements (the Fund will treat private placement securities as illiquid securities which, when aggregated with all other illiquid securities, may not exceed 15% of the Fund's net assets).

Global depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. European depositary receipts are not necessarily denominated in the currency of the underlying security. Global depositary receipts are more recently developed receipts designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

WSA believes that there are investment opportunities as well as risks by investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and the value of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WSA believes that the Fund's ability to invest its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that WSA will be able to anticipate these potential events or counter their effects.

Certain foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

As a general rule, the country assigned to a security is the issuer's country of domicile, as reflected by a third party source (for example, Bloomberg). However, pursuant to procedures adopted by IICO, WSA may request a different country designation due to certain identified circumstances, including but not limited to: (i) the country in which the security is principally traded (determined based on a percentage of the total volume traded); or (ii) the country from which the issuer, during the issuer's most recent fiscal year, derived at least 50% of its revenues or profits (from goods produced or sold, investments made, or services performed) or that have at least 50% of their assets in that country or region. The request to change a security's country designation must be delivered to the Fund's Treasurer and to the Fund's Chief Compliance Officer for approval.

Investments in obligations of domestic branches of foreign banks will be considered domestic securities if WSA has determined that the nature and extent of Federal and state regulation and supervision of the branch in question is substantially equivalent to Federal or state chartered domestic banks doing business in the same jurisdiction.

The Fund may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. The Fund may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See, Options, Futures and Other Strategies - Forward Currency Contracts.

Foreign Currencies. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund's custodian values the Fund's assets daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (that is, cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Emerging Market Securities. The risks of investing in foreign countries are intensified in developing countries, or emerging markets. A developing country is a nation that, in the opinion of WSA is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France, Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Some of the risks to which the Fund may be exposed by investing in securities of emerging markets are: restrictions placed by the government of a developing country related to investment, exchange controls, and repatriation of the proceeds of investment in that country; fluctuation of a developing country's currency against the U.S. dollar; unusual price volatility in a developing country's securities markets; government involvement in the private sector, including government ownership of companies in which the Fund may invest; limited information about a developing market; high levels of tax levied by developing countries on dividends, interest and capital gains; the greater likelihood that developing markets will experience more volatility in inflation rates than developed markets; the greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets; risks related to the liquidity and transferability of investments in certain instruments, such as loan participations, that may not be considered "securities" under local law; settlement risks, including potential requirements for the Fund to render payment prior to taking possession of portfolio securities in which it invests; the possibility of nationalization, expropriation or confiscatory taxation; favorable or unfavorable differences between individual foreign economies and the U.S. economy, such as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position; additional costs associated with any investment in non-U.S. securities, including higher custodial fees than typical U.S. custodial arrangements, transaction costs of foreign currency conversions and generally higher commission rates on portfolio transactions than prevail in U.S. markets; greater social, economic and political instability, including the risk of war; lack of availability of currency hedging or other risk management techniques in certain developing countries; the fact that companies in developing countries may be newly organized and may be smaller and less seasoned; differences in accounting, auditing and financial reporting standards; the heightened risks associated specifically with establishing record ownership and custody of Russian and other Eastern European securities; and limitations on obtaining and enforcing judgments against non-U.S. residents.

         Illiquid Investments

Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

(1)	repurchase agreements not terminable within seven days;
(2)	restricted securities not determined to be liquid pursuant to guidelines established by the Trust's board of trustees (Board of Trustees);
(3)	non-government stripped fixed-rate mortgage-backed securities;
(4)	bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
(5)	over-the-counter (OTC) options (options not traded on an exchange) and their underlying collateral;
(6)	securities for which market quotations are not readily available; and
(7)	securities involved in swap, cap, floor and collar transactions.

The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

IICO believes that, in general, it is in the best interest of the Fund to be able to invest in illiquid securities up to the maximum allowable. IICO believes that the risk of investing in illiquid securities is manageable, considering the availability of certain securities that currently are considered illiquid, but have widely established trading markets. For example, there has been significant growth in the types and availability of structured products, including: asset backed securities (which also includes many mortgage-backed securities), collateralized bond obligations, collateralized mortgage obligations, collateralized debt obligations and commercial mortgage-backed securities. Since many of these securities are initially offered as individual issues, they are often deemed illiquid.

Credit derivatives, such as credit default swaps, have also grown in both popularity and availability over the past few years. See "Swaps, Caps, Collars and Floors" in the section entitled Options, Futures and Other Strategies for more information about credit default swaps.

         Indexed Securities

The Fund may purchase indexed securities subject to its operating policy regarding derivative instruments. Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying investments. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IICO will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of the Fund's investment allocations, depending on the individual characteristics of the securities. Certain indexed securities that are not traded on an established market may be deemed illiquid.

         Initial Public Offerings

Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

         Investment Company Securities

The Fund may purchase securities of investment companies, except that a Fund whose shares are acquired by another Fund in the Ivy Family of Funds may not purchase securities of registered open-end investment companies or registered unit investment trusts in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Exchange Traded Funds. The Fund may invest in exchange traded funds (ETFs) as a means of tracking the performance of a designated stock index while maintaining liquidity. For example, the Fund may invest in S&P 500 Depositary Receipts (SPDRs), which track the S&P 500 Index; S&P MidCap 400 Depositary Receipts (MidCap SPDRs), which track the S&P MidCap 400 Index; and "Dow Industrial Diamonds," which track the Dow Jones Industrial Average, or in other ETFs which track indexes, provided that such investments are consistent with the Fund's investment objective as determined by IICO or the Fund's investment subadvisor, as applicable. Each of these securities represents shares of ownership of a long-term unit investment trust that holds a proportionate amount of shares of all of the issuers included in the relevant underlying index. Since most ETFs are a type of investment company, the Fund's purchases of ETF shares are subject to the non-fundamental investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index and are exchange traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sales of shares of ETFs. In addition, an asset management fee is charged in connection with the underlying unit investment trust (which is in addition to the asset management fee paid by the Fund).

Trading costs for ETFs are somewhat higher than those for stock index futures contracts, but, because ETFs trade like other exchange-listed equities, they represent a quick and convenient method of maximizing the use of the Fund's assets to track the return of a particular stock index.

Investments in an ETF generally present the same primary risks as investments in a conventional fund that is not exchange traded. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to open-end funds: (i) the market price of an ETF's shares may trade at a premium or discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

         Lending Securities

For the purpose of realizing additional income, the Fund may (but currently does not intend to) make secured loans of portfolio securities amounting to the maximum amount of total assets allowed under the 1940 Act (currently, one-third of total assets which, for purposes of this limitation, includes the value of collateral received in return for securities lent). If the Fund lends securities, the borrower pays the Fund an amount equal to the dividends or interest on the securities that the Fund would have received if it had not lent the securities. The Fund also receives additional compensation. Under the Fund's securities lending procedures, the Fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by IICO or the Fund's investment subadvisor, as applicable.

Any securities loans that the Fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the Fund must receive collateral equal to no less than 100% of the market value of the securities lent. Under the present Guidelines, the collateral must consist of cash, U.S. government securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for the Fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. government securities used as collateral. Part of the interest received in either case may be shared with the borrower.

The letters of credit that the Fund may accept as collateral are agreements by banks (other than the borrowers of the Fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the Fund, while the letter is in effect, amounts demanded by the Fund if the demand meets the terms of the letter. The Fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the Fund's custodian bank) must be satisfactory to IICO or the Fund's investment subadvisor, as applicable. The Fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the Fund within five business days after the Fund gives notice to do so. If the Fund loses its voting rights on securities loaned, it will not be able to have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on. The Fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

Some, but not all, of these rules are necessary to meet regulatory requirements relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. The requirements do not cover the rules which may be changed without shareholder vote as to (1) whom securities may be lent, (2) the investment of cash collateral, or (3) voting rights.

There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities lent increases, as well as risks of delay in recovering the securities lent or even loss of rights in collateral should the borrower fail financially.

         Money Market Instruments

Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S. government securities, commercial paper and other short-term corporate obligations, certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

         Options, Futures and Other Strategies

General. WSA may use certain options, futures contracts (sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge the Fund's investments. The strategies described below may be used in an attempt to manage the risks of the Fund's investments that can affect fluctuation in its NAV.

Generally, the Fund may purchase and sell any type of Financial Instrument. However, as an operating policy, the Fund will only purchase or sell a particular Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since the Fund is authorized to invest in foreign securities denominated in other currencies, it may purchase and sell foreign currency derivatives.

Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge, the Fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Fund does not own a corresponding security and, therefore, the transaction does not relate to a security the Fund owns. Rather, it relates to a security that the Fund intends to acquire. If the Fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Fund's holdings is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission (SEC), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (CFTC). The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and the regulations thereunder and, therefore, are not subject to registration or regulation as a commodity pool operator under such Act. In addition, the Fund's ability to use Financial Instruments is limited by tax considerations. See Taxation of the Fund.

In addition to the instruments, strategies and risks described below, WSA expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as new techniques are developed, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WSA may utilize these opportunities to the extent that they are consistent with the Fund's objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow:

(1)         Successful use of most Financial Instruments depends upon the ability of WSA to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)         There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)         If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because WSA projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all.

(4)         As described below, the Fund might be required to maintain assets as cover, maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (that is, Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

(5)         The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (covered) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable the Fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Fund would expect to suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

A type of put that the Fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the Fund. An optional delivery standby commitment gives the Fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

Risks of Options on Securities. Options offer large amounts of leverage, which will result in the Fund's NAV being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market, and there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (multiplier), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not learn that the Fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on an exchange) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

In addition, futures contract strategies can be used to manage the average duration of the Fund's fixed-income portfolio. If WSA wishes to shorten the average duration of the Fund's fixed-income portfolio, the Fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WSA wishes to lengthen the average duration of the Fund's fixed-income portfolio, the Fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WSA may still not result in a successful transaction. WSA may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, the Fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

Where index futures contracts are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

Foreign Currency Hedging Strategies -- Special Considerations. The Fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts (forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WSA believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long hedges; for example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund also may use forward currency contracts to attempt to enhance income or yield. The Fund could use forward currency contracts to increase its exposure to foreign currencies that WSA believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and WSA believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Forward currency contracts are individually negotiated and privately traded by currency traders and their customers. These forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency; such foreign cross-currency contracts may be considered a hedging rather than a speculative strategy if the Fund's commitment to purchase the new (more favorable) currency is limited to the market value of the Fund's securities denominated in the old (less favorable) currency. Because these transactions are not entered into for hedging purposes, the Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis. The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WSA believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Successful use of forward currency contracts depends on the skill of WSA in analyzing and predicting currency values. Forward currency contracts may substantially change the Fund's exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as WSA anticipates. There is no assurance that the use of forward currency contracts by WSA will be advantageous to the Fund or that WSA will hedge at an appropriate time.

Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Turnover. The Fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

Swaps, Caps, Floors and Collars. The Fund may enter into swaps, including caps, floors and collars, for any legal purpose consistent with its investment objective and policies, including to attempt: to obtain or preserve a particular return or a spread on a particular investment or portion of its portfolio; to protect against an increase in the price of securities the Fund anticipates purchasing at a later date; to protect against currency fluctuations; as a duration management technique; to enhance income or capital gains; or to gain exposure to certain markets in an economical way.

A swap agreement is a derivative in the form of a bilateral financial contract under which the Fund and another party, normally a bank, broker-dealer or one of their affiliates, agree to make or receive payments at specified dates based on a specified "notional" amount. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, foreign currency swaps, and equity, commodity, index or other total return swaps.

Swap agreements are individually negotiated and can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a commodity swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets or index.

Caps, floors and collars have an effect similar to buying or writing options; they allow a purchaser to attempt to protect itself against interest rate movements exceeding specified minimum or maximum levels. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index exceeds a predetermined value. The purchase of a floor entitles the purchaser to receive payments from the seller on a notional principal amount to the extent that a specified index falls below a predetermined value. A collar combines elements of buying a floor and selling a cap.

In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for payments equivalent to a floating rate of interest, or if the commodity swap is for the equivalent of one interest rate period, a fixed fee that is established at the outset of the swap. Floating rate payments are pegged to a base rate, such as the London Interbank Offered Rate (LIBOR), that is periodically adjusted. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher amount at each swap reset date.

The Fund may enter into credit default swap contracts for hedging or investment purposes. The Fund may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has decreased), the seller would make a termination payment to the buyer. As the seller of credit protection, the Fund would effectively add leverage because, in addition to its total net assets, the Fund would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Fund normally would be hedging its exposure on debt obligations that it holds.

Swap agreements may shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The Fund typically treats the net unrealized gain on each swap as illiquid. See Illiquid Investments.

Because swap agreements may have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund's custodian that satisfies the requirements of 1940 Act. The Fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. IICO and the Fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, do not treat them as being subject to the Fund's borrowing restrictions.

The use of swap agreements entails certain risks that may be different from, or possibly greater than, the risks associated with investing directly in the referenced assets that underlie the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, referenced rate, or index but also of the swap itself. If WSA attempts to use a swap as a hedge against, or as a substitute for, the Fund's portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop an imperfect or no correlation with the portfolio investment. This could cause significant losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

As with other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that WSA will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund.

The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. The creditworthiness of firms with which the Fund enters into swaps, caps, floors or collars will be monitored by IICO or the Fund's investment subadvisor, as applicable. If a firm's creditworthiness declines, the value of the agreement might decline, potentially resulting in losses. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of the counterparty. For example, the counterparty may have experienced losses as a result of its exposure to the subprime market that adversely affect its creditworthiness. If a default occurs by the other party to such transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The swaps market is a continually evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Repurchase Agreements

The Fund may purchase securities subject to repurchase agreements, subject to its limitation on investment in illiquid investments. See Illiquid Investments. A repurchase agreement is an instrument under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

The majority of the repurchase agreements in which the Fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the Fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value or loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Fund's custodian bank or by a third party that qualifies as a custodian under Section 17(f) of the 1940 Act, is, and during the entire term of the agreement will remain, at least equal to the value of the loan, including the accrued interest earned thereon. Repurchase agreements are entered into only with those entities approved by IICO.

         Restricted Securities

Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act), or in a registered public offering. For example, the Fund may purchase commercial paper that is issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent the Fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the Fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, such as Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the Board of Trustees. See Illiquid Investments.

         Short Sales against the Box

The Fund may sell securities "short against the box." Whereas a short sale is the sale of a security the Fund does not own, a short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities sold short or other securities convertible into or exchangeable without further consideration for securities of the same issue as the securities sold short. The Fund has no present intention to sell securities short in this fashion.

         U.S. Government Securities

Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities) are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. government. These securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

Certain securities issued or guaranteed by U.S. government agencies or instrumentalities are backed by the full faith and credit of the U.S. government, such as securities issued by the Export-Import Bank of the United States, Farm Credit System Financial Assistance Corporation, Farmers Home Administration, Federal Housing Administration, General Services Administration, Ginnie Mae, Maritime Administration or Small Business Administration.

Other securities issued or guaranteed by U.S. government agencies or instrumentalities are not backed by the full faith and credit of the U.S. government. For example, some securities are supported by the right of the agency or instrumentality to borrow from the Treasury, such as securities issued by the Federal Home Loan Banks, Freddie Mac, Fannie Mae, or Student Loan Marketing Association, and other securities are supported only by the credit of the agency or instrumentality, such as securities issued by the Federal Farm Credit Banks Funding Corporation or Tennessee Valley Authority.

If the securities issued or guaranteed by a U.S. government agency or instrumentality are not backed by the full faith and credit of the U.S. government, there can be no assurance that the U.S. government would provide financial support to the agency or instrumentality. The Fund will invest in securities of agencies and instrumentalities only if IICO of the Fund's investment subadvisor, as applicable, is satisfied that the credit risk involved is acceptable.

U.S. government securities may include mortgage-backed securities issued or guaranteed as to the payment of principal and interest by U.S. government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac

         Variable or Floating Rate Instruments

Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

         Warrants and Rights

Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. They are also generally less liquid than an investment in the underlying securities.

         When-Issued and Delayed-Delivery Transactions

The Fund may purchase securities in which it may invest on a when-issued or delayed-delivery (forward commitment) basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the Fund until delivery and payment is completed. When the Fund makes a commitment to purchase securities on a when-issued or delayed-delivery basis, it will record the transaction and thereafter reflect the value of the securities in determining its NAV per share. When the Fund sells securities on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the securities. When the Fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter will reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

The use of when-issued transactions and forward commitments enables the Fund to seek to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby fixing the purchase price to be paid on the settlement date at an amount below that to which the Fund anticipates the market price of such security to rise and, in the meantime, obtaining the benefit of investing the proceeds of the sale of its portfolio security at currently higher cash yields. Of course, the success of this strategy depends upon the ability of WSA to correctly anticipate increases and decreases in interest rates and prices of securities. If WSA anticipates a rise in interest rates and a decline in prices and, accordingly, the Fund sells securities on a forward commitment basis in order to hedge against falling prices, but in fact interest rates decline and prices rise, the Fund will have lost the opportunity to profit from the price increase. If WSA anticipates a decline in interest rates and a rise in prices, and, accordingly, the Fund sells a security in its portfolio and purchases the same or a similar security on a when-issued or forward commitment basis in order to enjoy currently high cash yields, but in fact interest rates increase and prices fall, the Fund will have lost the opportunity to profit from investment of the proceeds of the sale of the security at the increased interest rates. The likely effect of this hedging strategy, whether WSA is correct or incorrect in its prediction of interest rate and price movements, is to reduce the chances of large capital gains or losses and thereby reduce the likelihood of wide variations in the Fund's NAV.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. The Fund may hold a when-issued security or forward commitment until the settlement date, even if the Fund will incur a loss upon settlement. In accordance with regulatory requirements, the Fund's custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked-to-market daily), having a value equal to, or greater than, any commitments to purchase securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of the Fund, the portfolio securities themselves. If the Fund, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss.

         Zero Coupon Securities

Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest; instead, they are sold at a deep discount from their face value (that is, original issue discount (OID)) and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable debt obligations that make current distributions of interest in cash.

The Fund may invest in zero coupon securities that are stripped U.S. Treasury notes and bonds, zero coupon bonds of corporate or municipal issuers and other securities that are issued with OID. The Federal tax law requires that a holder of a security with OID accrue as income (take into account, in the case of OID on municipal securities) each year a ratable portion of the OID on the security, even though the holder may receive no interest payment on the security during the year. Accordingly, although the Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current taxable or tax-exempt income attributable to those securities that will be includable in the taxable dividends it pays to its shareholders. The Fund will pay those dividends from its cash assets or by liquidation of portfolio securities, if necessary, at a time when it otherwise might not have done so. The Fund may realize capital gains or losses from those sales, which would increase or decrease its taxable income and/or net capital gains.

A broker-dealer creates a derivative zero coupon security by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

         Defensive Purposes

The Fund may invest up to 20% of its net assets in cash or cash equivalents. In addition, for temporary or defensive purposes, the Fund may invest in cash or cash equivalents without limitation. The "cash equivalents" in which the Fund may invest, include short-term obligations such as rated commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of the Fund; securities of other investment companies that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to their own fees and expenses); and other similar high-quality short-term U.S. dollar-denominated obligations.

Investment Restrictions and Limitations

Certain of the Fund's investment restrictions and other limitations are described in this SAI. The Fund is "diversified" as defined in the 1940 Act. This means that at least 75% of the value of the Fund's total assets is represented by cash and cash items, government securities, securities of other investment companies, and securities of other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

         Fundamental Investment Restrictions and Limitations

The following are the Fund's fundamental investment limitations set forth in their entirety, which cannot be changed without shareholder approval. For this purpose, shareholder approval means the approval, at a meeting of Fund shareholders, by the lesser of (1) the holders of 67% or more of the Fund's shares represented at the meeting, if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in the percentage resulting from a change in value of portfolio securities or amount of total assets will not be considered a violation of the restriction.

1.	Fundamental policy relating to issuing senior securities.

The Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

2.	Fundamental policy relating to borrowing money.

The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

3.	Fundamental policy relating to underwriting securities of other issuers.

The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

4.	Fundamental policy relating to concentrating investments in a particular industry or group of industries.

The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, securities of other investment companies and tax-exempt securities or such other securities as may be excluded for this purpose under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) if, as a result, such purchase would result in the concentration (as that term may be defined in the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief) of its investments in securities of issuers in any one industry.

5.	Fundamental policy relating to purchasing or selling real estate.

The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

6.	Fundamental policy relating to purchasing or selling commodities.

The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

7.	Fundamental policy relating to making loans.

The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

The following are non-fundamental investment restrictions for Ivy Micro Cap Growth Fund and may be changed by the Board of Trustees without approval of the shareholders of the Fund. Under these restrictions:

1.

Under normal market conditions, at least 80% of the Fund's net assets normally will be invested in equity securities of domestic and, to a lesser extent, foreign micro cap companies. For purposes of this restriction, a micro cap company is typically a company with a market capitalization below $1 billion. The Fund will notify Fund shareholders at least 60 days prior to a change in the 80% investment policy.

2.

The Fund does not currently intend to invest more than 10% of its net assets in debt securities (including convertible securities) rated at least B- by S&P or B3 by Moody's and may not invest in securities below those ratings.

3.

The Fund currently intends to limit its investments in foreign securities that are not traded in the U.S., under normal market conditions, to no more than 10% of its total assets; for this purpose, ADRs are not considered foreign securities, although the Fund does not intend to invest more than 10% of its total assets in ADRs.

4.

The Fund may not purchase a security if, as a result, more than 15% of its net assets would consist of illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued.

5.

The Fund may not participate on a joint, or a joint and several, basis in any trading account in any securities (but this does not prohibit the bunching of orders for the sale or purchase of a Fund's securities with orders for other advisory accounts of the Fund's subadvisor, as applicable, to reduce brokerage commissions or otherwise to achieve best execution).

6.	The Fund currently does not intend to invest in oil, gas, or other mineral exploration or development programs or leases.

7.	The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

8.

To the extent that the Fund enters into futures contracts, options on futures contracts or options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are in-the-money at the time of purchase) will not exceed 5% of the liquidation value of the Fund, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is in-the-money if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's total assets that are at risk in futures contracts and options on futures contracts.

9.

The Fund may purchase or sell options, futures contracts, options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments only to the extent that the Fund is permitted to invest in the type of asset by which the return on, or value of, such instrument is measured.

10.	The Fund's aggregate short sales prices may not, at the time of any short sale, exceed 10% of its total assets.

11.	The Fund may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act.

12.	The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the 1940 Act.

An investment policy or limitation that states a maximum percentage of the Fund's assets that may be so invested or prescribes quality standards is typically applied immediately after, and based on, the Fund's acquisition of an asset. Accordingly, a subsequent change in the asset's value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

Portfolio Turnover

A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. The Fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

A high turnover rate will increase transaction costs and commission costs that will be borne by the Fund and could generate taxable income or loss.

Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures intended to prevent unauthorized disclosure of Fund portfolio holdings information (Policy). The Policy permits disclosure of non-public portfolio holdings to selected parties only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

         Publicly Available Portfolio Holdings

The Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Ivy Funds' website. This information may be the Fund's complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR or in the Fund's first and third quarter reports and filed with the SEC on Form N-Q. This information may also be a partial listing, such as the Fund's top ten portfolio holdings posted on the Ivy Funds' website (approximately 30 days after quarter-end).

         Non-Public Portfolio Holdings

The Policy allows the disclosure of the Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients.

The Trust's Treasurer or his designee may provide the Fund's non-public portfolio holdings to a rating and ranking organization (for example, Lipper, Morningstar, etc.) for the purpose of the ranking organization developing a rating for the Fund.

A service provider or other third party that receives information about the Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (for example, a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality.

The Fund's partial or complete portfolio holdings may be disclosed as frequently as monthly, to certain other persons (recipients), including broker/dealers, current and prospective shareholders of the Fund and current and prospective clients of IICO (or its affiliate), provided that:

  The recipient requests such information from IICO (or its affiliate);
  The individual receiving the request, in conjunction with the Trust's Chief Compliance Officer (CCO), determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient;
  The individual receiving the request obtains prior approval from IICO's Legal Department;
  The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (a) will be kept confidential; (b) may not be used to trade in any such portfolio holding that has not been made publicly available nor to purchase or redeem shares of the Fund or any other fund managed by IICO or its affiliate holding such security; and (c) may not be disseminated or used for any purpose other than the purpose referenced in the confidentiality agreement; and
  No compensation is received by the Fund, IICO or any other party in connection with the disclosure of information about portfolio securities.

The Policy provides that attribution reports containing only sector and/or industry breakdown for the Fund can be released without a confidentiality agreement and without regard to any time constraints.

In determining whether there is a legitimate business purpose for making disclosure of the Fund's non-public portfolio holdings information, the CCO will typically consider whether the disclosure is in the best interests of Fund shareholders and whether any conflict of interest exists between the shareholders and the Fund or IICO or its affiliates. As part of the annual review of the Fund's compliance policies and procedures, the CCO will report to the Board of Trustees regarding the operation and effectiveness of the Policy, including as to any changes to the Policy that have been made or recommendations for future changes to the Policy.

The following is a list of those entities with which there is currently an ongoing arrangement to make available non-public information about the Fund's portfolio securities holdings.

Custodian, Auditors and Service Providers
UMB Bank, n.a.
Citigroup Global Transaction Services
Deloitte & Touche LLP
K&L Gates LLP
Ivy Investment Management Company
Waddell & Reed Services Company
Ivy Funds Distributor, Inc.

Pursuant to a custodian contract, the Fund has selected UMB Bank, n.a. as custodian for its securities and cash. As custodian, UMB Bank, n.a. maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by the custodian. The Fund's subcustodian, Citibank, N.A., serves a similar function for foreign securities.

Rating, Ranking and Research entities
Bloomberg
Lipper
Morningstar
Standard & Poor's
Thompson Financial
Vickers
Wiesenberger
Ibbotson
Vestek
Institutional Shareholder Services

The Fund may send its complete portfolio holdings information to one or more of the rating, ranking and/or research agencies listed above for the purpose of having such agency develop a rating, ranking or specific research product for the Fund.

Brokerage and Brokerage-related information entities
ABN Amro
Advest, Inc.
American Technology Research
Bank of America Securities, LLC
Bank of Oklahoma
Barrington Research
BB & T Capital Markets
Belle Haven Investments, L.P.
Bergen Capital, Inc.
BMO Capital Markets
BOSC, Inc.
Broadpoint Securities
Canaccord Adams
Cantor Fitzgerald and Co.
Caris and Company
Citigroup Global Markets, Inc.
Commerce Bank
Cowen & Company
Crews & Associates, Inc.
CRT Capital Group, LLC
Credit Suisse Securities, LLC
D.A. Davidson
Deutsche Bank Securities, Inc.
Duncan Williams, Inc.
Empirical Research Partners, LLC
Fidelity Capital Markets
Fifth Third Securities, Inc.
First Albany Capital, Inc.
First Analysis Securities Corp.
Friedman, Billings, Ramsey & Co.
FTN Financial Capital Markets
George K. Baum & Company
Grigsby & Associates
GMS Group, LLC
Goldman Sachs & Co.
Hanifen, Imhoff, Inc.
Herbert J. Sims & Co.
Hibernia Southcoast Capital, Inc.
Jefferies & Company
JMP Securities
JP Morgan Securities, Inc.
LaSalle Financial Services
Loop Capital Markets
Merrill Lynch Pierce Fenner & Smith
Mesirow Financial, Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley & Co., Inc.
M.R. Beal and Co.
Off The Record Research
Pacific Crest
Piper Jaffray & Co.
Prudential Equity Group
Raymond James & Associates, Inc.
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Roth Capital Partners
RW Presspitch & Co., Inc.
Sandler O'Neill
Sanford C. Bernstein
Seattle Northwest Securities
Selector Management
Shepherd Kaplan, LLC
Sidoti & Company, LLC
Southwest Securities, Inc.
Stanford Washington Research Group
Stifel, Nicolaus & Co.
Think Equity Partners
Thomas Weisel Partners
UBS Investment Bank
W.H. Mell Associates, Inc.
Wachovia Securities, LLC
Wedbush Morgan Securities
William Blair & Co.
(B.C.) Ziegler & Company

The Fund may send its complete portfolio holdings information to one or more of the brokerage and/or research firms listed above for the purpose of having such entity provide specific research and security-related information to the Fund. No compensation is received by the Fund, IICO or its affiliates and portfolio holdings information will only be provided for legitimate business purposes.

The Fund may, in the future, modify or terminate any or all of these arrangements and/or enter into additional arrangements of this nature.

MANAGEMENT OF THE FUND

Trustees and Officers

The Trust is governed by the Board of Trustees (Board). A majority of the Board members are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act and therefore qualify as Independent Trustees. The Board elects the officers who are responsible for administering the Fund's day-to-day operations. The Waddell & Reed Fund Complex (Fund Complex) is comprised of each of the funds in the Ivy Family of Funds and the Advisors Fund Complex, which is comprised of each of the funds in the Waddell & Reed Advisors Funds (20 funds), Ivy Funds Variable Insurance Portfolios (25 funds) and Waddell & Reed InvestEd Portfolios (3 funds). Jarold W. Boettcher, Joseph Harroz, Jr., Henry J. Herrmann and Eleanor B. Schwartz also serve as directors of each of the funds in the Advisors Fund Complex.

Joseph Harroz, Jr. serves as Independent Chair of the Trust's Board.

A Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. The Board appoints officers and delegates to them the management of the day-to-day operations of the Fund, based on policies reviewed and approved by the Board, with general oversight by the Board.

         Independent Trustees

The following table provides information regarding each Independent Trustee.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY DIRECTOR
Jarold W. Boettcher 6300 Lamar Avenue Overland Park, KS 66202 1940	Trustee, Fund: 2003 Fund Complex: 2002	President of Boettcher Enterprises, Inc. (agriculture products and services) (1979 to present); President of Boettcher Supply, Inc. (electrical and plumbing supplies distributor) (1979 to present); President of Boettcher Aerial, Inc. (Aerial Ag Applicator) (1983 to present)	80

Director of Guaranty State Bank & Trust Co. (financial services); Director of Guaranty, Inc. (financial services); Member of Kansas Board of Regents; Trustee of Advisors Fund Complex (48 portfolios overseen)

James D. Gressett 6300 Lamar Avenue Overland Park, KS 66202 1950	Trustee, Funds: 2003 Fund Complex: 2002	Secretary of Streetman Homes, LLP (homebuilding company) (2001 to present); Chief Executive Officer (CEO) of PacPizza LLC (Pizza Hut franchise) (2000 to 2004); Partner, Century Bridge Partners (2007 to present); Manager, Premium Gold Foods (2007 to present)	32	None
Joseph Harroz, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1967	Independent Chair, 2006 Trustee, Funds: 2002 Fund Complex: 1998	President and Chief Operating Officer (COO), Graymark HealthCare (medical holding company) (2008); Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to 2008); Adjunct Professor, University of Oklahoma Law School (1997 to 2008); Managing Member, Harroz Investments, LLC, (commercial enterprise investments) (1998 to present)	80

Director of Valliance Bank NA; Trustee of Advisors Fund Complex (48 portfolios overseen); Director, Mewbourne Family Support Organization (non-profit); Director, Norman Economic Development Coalition (non-profit)

Glendon E. Johnson, Jr. 6300 Lamar Avenue Overland Park, KS 66202 1951	Trustee, Funds: 2003 Fund Complex: 2002	Of Counsel, Lee & Smith, PC (law firm) (1996 to present);Vice President of the Board, Castle Valley Ranches, LLC (ranching) (1995 to present)	32	Director, Thomas Foundation for Cancer Research
Eleanor B. Schwartz 6300 Lamar Avenue Overland Park, KS 66202 1937	Trustee, Funds: 2002 Fund Complex: 1995	Retired; Chancellor Emeritus, University of Missouri at Kansas City UMKC (1999 to present); Professor Emeritus (UMKC) (2003 to present); Professor of Business Administration, UMKC (1980 to 2003)	80	Trustee of Advisors Fund Complex (48 portfolios overseen)
Michael G. Smith 920 York Road Suite 350 Hinsdale IL 60521 1944	Trustee, Funds: 2003 Fund Complex: 2002	Retired	32

Director of Executive Board, Cox Business School, Southern Methodist University; Director of Northwestern Mutual Life Series Funds (27 portfolios overseen); Director, TDAX Funds (5 portfolios overseen)

Edward M. Tighe 6300 Lamar Avenue Overland Park, KS 66202 1942	Trustee, Funds: 2003 Fund Complex: 1999*	Retired; CEO and Director of Asgard Holding, LLC (computer network and security services) (2002 to 2004); CEO and Director of JBE Technology Group, Inc. (telecommunications services) (2001 to 2003)	32	Director, EMT Investments, Inc. (real estate)

*Mr. Tighe has been a Trustee for Ivy Funds since 1999. Ivy Funds became part of the Fund Complex in 2002, when Waddell & Reed Financial, Inc. (WDR) acquired the investment adviser of Ivy Funds.

         Interested Trustees

A Trustee is "interested" by virtue of his/her engagement as an officer of WDR or its wholly owned subsidiaries, including the Fund's investment manager, IICO, the Fund's principal underwriter, IFDI, and the Fund's accounting services agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of his/her personal ownership in shares of WDR.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	TOTAL NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD
Henry J. Herrmann 6300 Lamar Avenue Overland Park, KS 66202 1942	President, Funds: 2001 Fund Complex: 2001 Trustee, Funds: 1998 Fund Complex: 1998	CEO of WDR (2005 to present); President, CEO and Chairman of IICO (2002 to present); President, CEO and Chairman of Waddell & Reed Investment Management Company (WRIMCO) (1993 to present); President and Chief Investment Officer (CIO) of WDR (1998 to 2005); Chief Investment Officer of WRIMCO (1991 to 2005) and IICO (2002 to 2005); President of each of the funds in the Fund Complex	80

Director of WDR, IICO, WRSCO, Waddell & Reed, Inc. and WRIMCO; Trustee of each of the funds in the Advisors Fund Complex (48 portfolios overseen); Director, Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO

         Officers

The Board has appointed officers who are responsible for the day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Herrmann, who is President, the Trust's officers are:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Mara D. Herrington 6300 Lamar Avenue Overland Park KS 66202 1964	Vice President, Funds: 2006 Fund Complex: 2006 Secretary, Funds: 2006 Fund Complex: 2006

Vice President and Secretary of each of the funds in the Waddell & Reed Fund Complex (2006 to present); Vice President of WRIMCO and IICO (2006 to present); formerly, Vice President and Associate General Counsel, Deutsche Investment Management Americas, Inc. (1994 to 2005)

Joseph W. Kauten 6300 Lamar Avenue Overland Park KS 66202 1969

Vice President,
Funds: 2006
Fund Complex:
2006

Treasurer,
Funds: 2006
Fund Complex:
2006

Principal
Accounting Officer,
Funds: 2006
Fund Complex:
2006

Principal
Financial Officer,
Funds: 2007
Fund Complex:
2007

Principal Financial Officer and Principal Accounting Officer of each of the funds in the Waddell & Reed Fund Complex (2006 to present); Vice President, Treasurer and Principal Accounting Officer of each of the funds in the Waddell & Reed Fund Complex (2006 to present); Assistant Treasurer of each of the funds in the Waddell & Reed Fund Complex (2003 to 2006)

Kristen A. Richards 6300 Lamar Avenue Overland Park, KS 66202 1967	Vice President, Funds: 2000 Fund Complex: 2000 Assistant Secretary, Funds: 2006 Fund Complex: 2006 Associate General Counsel, Funds: 2000 Fund Complex: 2000

Senior Vice President of WRIMCO and IICO (2007 to present); Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present) and IICO (2002 to present); Vice President and Associate General Counsel of each of the funds in the Fund Complex (2000 to present); Assistant Secretary of each of the funds in the Fund Complex (2006 to present); Vice President of WRIMCO (2000 to 2007) and IICO (2002 to 2007); Secretary of each of the funds in the Fund Complex (2000 to 2006)

Scott J. Schneider 6300 Lamar Avenue Overland Park KS 66202 1968	Vice President, Funds: 2006 Fund Complex: 2006 Chief Compliance Officer, Funds: 2004 Fund Complex: 2004

Chief Compliance Officer (2004 to present) and Vice President (2006 to present) of each of the Funds in the Fund Complex; formerly, Senior Attorney and Compliance Officer for each of the funds in the Fund Complex (2000 to 2004)

Daniel C. Schulte 6300 Lamar Avenue Overland Park KS 66202 1965	Vice President, Funds: 2000 Fund Complex: 2000 General Counsel, Funds: 2000 Fund Complex: 2000 Assistant Secretary, Funds: 2000 Fund Complex: 2000

Senior Vice President and General Counsel of WDR, Waddell & Reed, WRIMCO and WRSCO (2000 to present); Senior Vice President and General Counsel of IICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the funds in the Fund Complex (2000 to present)

         Committees of the Board of Trustees

The Board has established the following committees: Audit Committee, Executive Committee and Governance Committee. The respective duties and current memberships are:

Audit Committee. The Audit Committee serves as an independent and objective party to monitor the Trust's accounting policies, financial reporting and internal control system, as well as the work of the Trust's independent registered public accounting firm. The Committee also serves to provide an open avenue of communication among the Trust's independent registered public accounting firm, the internal accounting staff of IICO and the Board. The Audit Committee consists of Jarold W. Boettcher (Chair), Glendon E. Johnson, Jr. and Edward M. Tighe. During the fiscal year ended March 31, 2009, the Audit Committee met five times.

Executive Committee. The Executive Committee acts as necessary on behalf of the full Board. When the Board is not in session, the Executive Committee has and may exercise any or all of the powers of the Board in the management of the business and affairs of the Funds except the power to increase or decrease the size of, or fill vacancies on, the Board, and except as otherwise provided by law.The Executive Committee consists of Henry J. Herrmann (Chair), Joseph Harroz, Jr. and Glendon E. Johnson, Jr. During the fiscal year ended March 31, 2009, the Executive Committee met one time.

Governance Committee. The Governance Committee evaluates, selects and recommends to the Board candidates to serve as Disinterested Directors. The Committee will consider candidates for Trustee recommended by Shareholders. Written recommendations with any supporting information should be directed to the Secretary of the Funds. The Governance Committee also oversees the functioning of the Board of Directors and its committees. The Governance Committee consists of James D. Gressett (Chair), Eleanor B. Schwartz and Michael G. Smith. During the fiscal year ended March 31, 2009, the Governance Committee met two times.

The Board has authorized the creation of a valuation committee comprised of such persons as may be designated from time to time by WRSCO and includes Henry J. Herrmann. This committee is responsible in the first instance for fair valuation and reports all valuations to the Board on a quarterly (or as needed) basis for its review and approval.

         Ownership of Fund Shares as of December 31, 2008

The following table provides information regarding shares of the Ivy Funds beneficially owned by each Trustee, as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (Exchange Act) as well as the aggregate dollar range of shares owned, by each Trustee, within the Fund Complex. A Trustee may elect to defer a portion of his or her annual compensation, which amount is deemed to be invested in shares of funds within the Fund Complex. The amounts listed below as "beneficially owned" shares include any shares deemed invested by a Trustee. Ivy Micro Cap Growth Fund was not in existence prior to the date of this SAI, and therefore is not reflected in the following table.

Independent Trustees

Trustee	Aggregate Dollar Range of Fund Shares Owned in All Funds within the Ivy Family of Funds
Jarold W. Boettcher	over $100,000
James D. Gressett	over $100,000
Joseph Harroz, Jr.	over $100,000
Glendon E. Johnson, Jr.	over $100,000
Eleanor B. Schwartz	$10,001 to $50,000
Michael G. Smith	over $100,000
Edward M. Tighe	over $100,000

Interested Trustee

As of December 31, 2008, the dollar range of shares owned by the only interested Trustee, Mr. Herrmann, in the Ivy Family of Funds was: $50,001 to $100,000.

         Compensation

The fees paid to each Director/Trustee (other than Director/Trustees who are affiliates of IICO), are divided among the funds in Ivy Family of Funds based on each fund's net assets. For the fiscal year ended March 31, 2009, the Director/Trustees received the following fees for service as a trustee of the Trust:

	COMPENSATION TABLE

Director	Aggregate Compensation From Trust	Total Compensation From Trust and Ivy Family of Funds[1]
--------	------------	------------
Henry J. Herrmann	$0	$0
Jarold W. Boettcher
James D. Gressett
Joseph Harroz, Jr.
Glendon E. Johnson, Jr.
Eleanor B. Schwartz
Michael G. Smith
Edward M. Tighe

1No pension or retirement benefits have been accrued as a part of Fund expenses.
2Mr. Harroz receives an additional fee for his services as Independent Chair of the Trust's Board and of the Board of Directors of Ivy Funds, Inc. For 2007, this fee was $15,000 per year. As of January, 2008, this fee is $28,500.

For the current fiscal year, the Trustees/Directors have agreed not to allocate any portion of their total compensation to the Fund.

The officers as well as Mr. Herrmann are paid by IICO or its affiliates.

Code of Ethics

Each of the Trust, IICO, IFDI, and WSA has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective trustees, directors, officers and employees to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

INVESTMENT ADVISORY AND OTHER SERVICES

The Management Agreement

Effective ______________, the Trust entered into an Investment Management Agreement (Management Agreement) with Ivy Investment Management Company (IICO), a subsidiary of Waddell & Reed Financial, Inc.  Under the Management Agreement, IICO is employed to supervise the investments of the Funds and provide investment advice to the Funds.  The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.  The Management Agreement (including the Management Fee Schedule) is essentially identical to the previous management agreements entered into between IICO and the former Ivy Funds, Inc. and between IICO and the former Massachusetts business trust, also named Ivy Trust.

The Management Agreement provides that it may be renewed year to year, provided that any such renewal has been specifically approved, at least annually, by (i) the Board, or by a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds, and (ii) the vote of a majority of the Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Funds or IICO (the Disinterested Trustees).  The Management Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).  A discussion regarding the basis of the approval of the Management Agreement is available in the Trust's Annual Report to Shareholders, dated March 31, 2009.

         Investment Subadvisor

Wall Street Associates, LLC (WSA), a California Limited Liability Company with principal offices at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, has been retained under an investment subadvisory agreement to provide investment advice for and, in general, conduct the investment management program of the Fund, subject to the general control of the Board of Trustees. WSA, founded in 1987, provides investment advisory services for institutional clients and high net worth individuals. WSA had approximately $1 billion in assets under management as of March 31, 2009.

WSA acts as investment subadvisor to the Fund under an Investment Subadvisory Agreement (the WSA Agreement) with IICO, which was approved by the Board of Trustees, including a majority of the Independent Trustees, at a meeting held November 12, 2008. The WSA Agreement will continue in effect through September 30, 2009, unless sooner terminated.

The WSA Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement. In addition, the WSA Agreement is terminable at any time, without penalty, by the Board or by IICO on 60 days' written notice to WSA, or by WSA on 60 days' written notice to IICO. Unless sooner terminated, the WSA Agreement shall continue in effect from year to year if approved at least annually by the Board, provided that such continuance is also approved by the vote of a majority of the Trustees who are not interested persons of any party to the WSA Agreement, cast in person at a meeting called for the purpose of voting on such approval.

From the management fee received with respect to Ivy Micro Cap Growth Fund, IICO pays to WSA a subadvisory fee computed at an annual rate, which is a percentage of the average daily net assets of Ivy Micro Cap Growth Fund, as follows:

0.50% of net assets.

The subadvisory fee is accrued daily and payable in arrears on the last day of each calendar month.

A discussion regarding the basis of the approval of the Subadvisory Agreement is available in the Trust's Annual Report to Shareholders, dated March 31, 2009, which is available upon request.

         Payments for Management Services

Under the Management Agreement, for IICO's management services, the Fund pays IICO a fee as described in the Prospectus. The Fund accrues this fee daily and pays monthly.

The Management Agreements permit IICO, or an affiliate of IICO, to enter into a separate agreement for transfer agency services (the Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Trust. The Management Agreements contain detailed provisions as to the matters to be considered by the Board of Trustees prior to approving any Shareholder Servicing Agreement or Accounting Services Agreement.

Shareholder Services

Under the Shareholder Servicing Agreement entered into between the Trust on behalf of the Fund and WRSCO, an affiliate of IICO, WRSCO performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Fund and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Board of Trustees without shareholder approval.

The Shareholder Servicing Agreement with respect to Class A, Class B and Class C shares, provides that the Fund pays WRSCO an annual fee (payable monthly) of $18.05 for each account of the Fund that is non-networked; however, WRSCO has agreed to reduce these fees if the number of total Fund accounts within the Complex reaches certain levels. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial companies who are agents of the Fund for the limited purpose of purchases and sales), the per account fee charged to the Fund is $6.00 per account on an annualized basis computed and payable on the first day of each month for each account which was in existence during any portion of the immediately preceding month, with the Fund bearing the remainder of the costs charged by the financial services companies (which currently average $8.00 per account but could be $20.00, or higher, per account). However, if the aggregate annual rate of the WRSCO transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for the Fund, the amount in excess of $18.00 will be reimbursed to the Fund by WRSCO.

The Fund, or IICO (including any affiliate of IICO), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account. These payments range from an annual fee of $3.00 to $20.00 for each account or up to 1/12 of 0.45 of 1% of the average daily net assets for the preceding month. However, if the aggregate annual rate of the third party per account charges for a fund exceeds $18.00 or the aggregate annual fee that is based on average net assets exceeds 0.30 of 1% of the average daily net assets of a fund, the amount in excess of these caps will be reimbursed to the fund by WRSCO.

Under the Shareholder Servicing Agreement, with respect to Class I and Class Y shares, the Fund pays WRSCO an amount payable on the first day of each month equal to 1/12 of 0.15 of 1% of the average daily net assets of the Class for the preceding month.

The Fund also pays certain out-of-pocket expenses of WRSCO, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by WRSCO in performing services under the Shareholder Servicing Agreement, including the cost of providing a record keeping system; and costs of legal and special services not provided by IFDI, IICO or WRSCO.

Accounting Services

Under the Accounting and Administrative Services Agreement for the Fund, WRSCO provides the Fund with bookkeeping and accounting services and assistance and other services, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting and Administrative Services Agreement, or amendments to the existing one, may be approved by the Board of Trustees without shareholder approval. Under the Accounting and Administrative Services Agreement, the Fund pays WRSCO a monthly fee shown in the table below, based on the average daily net assets during the prior month.

Accounting Services Fee

Average Daily Net Assets for the Month				Monthly Fee
$0	-	$10	million	$0
$10	-	$25	million	$958
$25	-	$50	million	$1,925
$50	-	$100	million	$2,958
$100	-	$200	million	$4,033
$200	-	$350	million	$5,267
$350	-	$550	million	$6,875
$550	-	$750	million	$8,025
$750	-	$1.0	billion	$10,133
$1.0 billion and over				$12,375

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

The Fund also pays monthly a fee paid at the annual rate of 0.01% or one basis point for the first $1 billion of assets with no fee charges for assets in excess of $1 billion. This fee may be voluntarily waived until Fund assets are at least $10 million.

Since the Fund pays a management fee for investment supervision and an accounting services fee for accounting services as discussed above, IICO and WRSCO, respectively, pay all of their own expenses, except as otherwise noted in the respective agreements, in providing these services. Amounts paid by the Fund under the Shareholder Servicing Agreement are described above. IICO and its affiliates pay the Fund's Trustees and officers who are affiliated with IICO and its affiliates. The Fund pays the fees and expenses of the Fund's other Trustees.

The Fund pays all of its other expenses. These include the costs of materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Fund under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Distribution Services

Under the Distribution and Service Plan (the Plan) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, the Fund may pay IFDI, the principal underwriter for the Fund, a fee not to exceed 0.25% of the Fund's average annual net assets attributable to Class A shares, paid daily, to compensate IFDI for its costs and expenses in connection with, either directly or through others, the distribution of the Class A shares, the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

Pursuant to the Distribution Agreement, dated July 31, 2009, entered into between IFDI and the Trust, IFDI offers the Fund's shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). In distributing shares through its sales force, IFDI will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the Fund's shares. The Class A Plan permits IFDI to receive compensation for these Class A-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Class A Plan also permits IFDI to be compensated for amounts it expends: in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts; increasing services provided to Class A shareholders by office personnel located at field sales offices; engaging in other activities useful in providing personal service to Class A shareholders and/or maintenance of Class A shareholder accounts; and in compensating broker-dealers and other third parties who may regularly sell Class A shares of the Fund, and may regularly provide shareholder services and/or maintain shareholder accounts with respect to Class A shares.

With respect to the Fund's Class B shares and Class C shares, respectively, the Fund may pay IFDI a service fee of up to 0.25% of the Fund's average annual net assets of the class, paid daily, to compensate IFDI for, either directly or through others, providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class and a distribution fee of 0.75% of the Fund's average annual net assets of the class, paid daily, to compensate IFDI for, either directly or through others, distributing the shares of that class. The Plan permits IFDI to receive compensation, through the distribution fee and service fee, respectively, for its distribution activities for Class B and lass C shares, which are similar to the distribution activities described with respect to the Class A shares, and for its activities in providing personal services to shareholders of those classes and/or maintaining shareholder accounts of those classes, which are similar to the corresponding activities for which it is entitled to compensation under with respect to Class A shares.

Under the Plan adopted for Class Y shares, the Fund pays IFDI daily a distribution and/or service fee up to 0.25% of the Fund's average annual net assets attributable to that class, paid daily, to compensate IFDI for its services, either directly or through others, in connection with the distribution of shares of that class.

The only Trustees or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of the Plan are the officers and Trustees who are also officers of either IFDI or its affiliate(s) or who are shareholders of Waddell & Reed Financial, Inc., the indirect parent company of IFDI. The Plan is anticipated to benefit the Fund and its shareholders of the affected class through IFDI's activities not only to distribute the shares of the affected class but also to provide personal services to shareholders of that class and thereby promote the maintenance of their accounts with the Fund. The Fund anticipates that shareholders of a particular class may benefit to the extent that IFDI's activities are successful in increasing the assets of the Fund, through increased sales or reduced redemptions, or a combination of these, and thereby reducing a shareholder's share of Fund and class expenses. Increased Fund assets may also provide greater resources with which to pursue the goal of the Fund. Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to the Fund, to meet redemption demands. In addition, the Fund anticipates that the revenues from the Plans will provide IFDI with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to the Fund and the shareholders of the affected class.

To the extent that IFDI incurs expenses for which reimbursement or compensation may be made under the Plans that relate to distribution and service activities also involving another fund in the Ivy Family of Funds, IFDI typically determines the amount attributable to the Fund's expenses under the Plans on the basis of a combination of the respective classes' relative net assets and number of shareholder accounts.

Each Plan was approved by the Board of Trustees, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans (hereafter, the Plan Trustees).

Among other things, each Plan provides that (1) IFDI will provide to the Trustees of the Fund at least quarterly, and the Trustees will review, a report of amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto will be effective only if approved, by the Trustees including the Plan Trustees acting in person at a meeting called for that purpose, (3) payments under the Plan may not be materially increased without the vote of the holders of a majority of the outstanding shares of the affected class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of the Trustees who are Plan Trustees will be committed to the discretion of the Plan Trustees.

         Dealer Compensation

All classes of the Fund are offered through IFDI, Waddell & Reed, Inc., Legend and non-affiliated third-party broker-dealers. IFDI may pay both affiliated and non-affiliated broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: 1) for Class A shares purchased at NAV, IFDI (or an affiliate) may pay up to 1.00% of net assets invested; 2) for the purchase of Class B shares, IFDI (or an affiliate) may pay 4.00% of net assets invested; 3) for the purchase of Class C shares, IFDI (or an affiliate) may pay 1.00% of net assets invested; and 4) for the purchase of Class Y shares, IFDI (or an affiliate) may pay 0.25% of net assets invested.

As well, IFDI may have selling agreements with financial intermediaries which provide for IFDI to pay fees to such intermediaries based on a percentage of assets and/or a fixed amount per shareholder account. IFDI makes payments to such intermediaries from its own resources and from amounts reimbursed by and IICO. These reimbursements to IFDI are funded out of IICO's net income, respectively.

Sales Charges for Class A Shares

Class A shares are subject to an initial sales charge when purchased, based on the amount of investment, according to the following table:

Size of Purchase	Sales Charge as Percent of Offering Price[1]	Sales Charge as Approx. Percent of Amount Invested	Reallowance to Dealers as Percent of Offering Price
-------------	-----------	-----------	-----------
under $100,000	5.75%	6.10%	5.00%
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

1Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated.

2No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge (CDSC) of 1% on certain redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

IFDI may pay dealers up to 1.00% on investments made in Class A shares with no initial sales charge, according to the following schedule:*

1.00% - Sales of $1.0 million to $3,999,999.99
0.50% - Sales of $4.0 million to $49,999,999.99
0.25% - Sales of $50.0 million or more

*IFDI will pay Waddell & Reed, Inc. 0.50% on any level of investments made in Class A shares with no initial sales charge.

On each purchase of the Class A shares of the Fund offered at the then public offering price including the total applicable sales charges, commissions, dealer concessions and other fees (if any) shall be as described in the Fund's then current prospectus and in this SAI (see Reasons for Differences in the Public Offering Price of Class A Shares).

Custodial Services

The Trust's custodian is UMB Bank, n.a., whose address is 928 Grand Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding the Fund's cash and securities.

PORTFOLIO MANAGERS

Portfolio Managers employed by Wall Street Associates

The following provides information relating to the portfolio managers of Ivy Micro Cap Growth Fund as of March 31, 2009:

William Jeffery III

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Kenneth F. McCain

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Paul J. Ariano

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Paul K. LeCoq

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Carl Wiese

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed
Number of Accounts Managed with Performance-Based Advisory Fees
Assets Managed (in millions)
Assets Managed with Performance-Based Advisory Fees (in millions)

Conflicts of Interest

WSA discloses in its ADV potential conflicts of interest arising from situations where portfolio managers oversee "long-only" client accounts, such as mutual fund sub-advisory accounts and/or pension funds, as well as pooled investment funds, such as hedge funds. In general, the combination of policies, procedures, and a compensation arrangement whereby portfolio managers are primarily rewarded on the overall success of the firm ensures that no account is favored over another. WSA has adopted the following policies and procedures designed to eliminate and/or mitigate such conflicts of interest situations:

Code of Ethics and Statement of Policy and Procedures Regarding Personal Securities Transactions – WSA's Code of Ethics covers all employees, including portfolio managers, and is based on the principal that we owe a fiduciary duty to the clients of WSA and must avoid activities, interests and relationships that might interfere with making decisions in the best interests of clients. The Code governs personal trading activities by all employees and/or other associated persons and subjects such personal trading activities to internal review and preclearance. Personal securities transactions may be restricted in recognition of impending investment decisions on behalf of clients and other factors. WSA maintains "blackout" periods during which WSA, its employees or other associated persons may not cause the execution of a transaction in a security for their own account or an account in which they have beneficial ownership. Copies of all statements of employee trades (that is, Preclearance Forms, Trade Confirmations, and Account Statements) are sent to WSA's Compliance Officer for the purposes of oversight and verification.

Statement of Policy and Procedures Regarding Hedge Fund Securities Transactions – WSA's Hedge Fund Trading Policy governs securities transactions conducted by hedge fund investment personnel and is intended to ensure that transactions are conducted in accordance with the following principals: (a) a duty at all times to place first the interests of the firm's clients (both "long-only" and hedge funds); (b) the requirement that all hedge fund transactions be conducted in a manner that avoids any actual or potential conflict of interest or any abuse of an individual's responsibility and position of trust; and, (c) the fundamental standard that WSA personnel not take inappropriate advantage of their positions.

  Aggregated Trades - Through WSA's interest in its investment funds (hedge funds) it does invest in securities in which it invests "long-only" client funds in accordance with the following policy: Purchases and sales of securities which are common to client accounts and WSA's investment funds will be allocated pro-rata according to the relative sizes of accounts and desired position sizes among accounts. Great care is taken to avoid even the appearance of impropriety in all situations when trades for WSA "long-only" clients and investment funds are aggregated. Prior to each aggregated trade, senior portfolio managers, traders, and the Compliance Officer discuss each account's relative position size resulting from the initiation of an aggregated trade. The goal is that each trade allocation plan involving aggregated trades between WSA "long-only" clients and investment funds be designed to treat each client fairly and equitably, without advantaging any client over another.
  Prohibitions and Preclearance – Hedge fund transactions may be effected so long as: (a) purchases or sales do not involve securities in which hedge fund investment personnel have any direct or indirect beneficial ownership unless prior written approval of the transaction is obtained by a Senior Member of the Portfolio Management Staff, the Senior Trader and the Compliance Officer; (b) hedge fund investment personnel initiate a request for pre-clearance in writing in advance of the transaction to the Trading Desk, Senior Management, and the Compliance Officer, disclosing the circumstances and considerations of any possible conflicts of interest surrounding each trade; (c) hedge fund investment personnel not acquire any direct or indirect beneficial ownership in any securities in any initial public offering; (d) hedge fund investment personnel may not acquire any beneficial ownership in any securities in any private placement of securities unless the Compliance Officer and Senior Portfolio Management Team have given express prior written approval.

Trading Policy – WSA's trading practices and procedures prohibit unfair trading practices and seeks to disclose and avoid any conflicts of interests or resolve such conflicts in the client's favor. WSA views trade allocation planning as a crucial step in our attempt to obtain best execution and in ensuring the fair and equitable treatment of each client account during the trading process. Trade allocation plans, automatically generated by WSA's computerized trade/portfolio management system allows the trading desk to automatically screen individual account parameters to ensure compliance with client guidelines and objectives, check for any cash restraints, and "Reserve" the appropriate amount of shares, generally on a pro rata basis, for each account within the selected strategies. The Trade Allocation plan ensures: (a) performance-based accounts within a strategy do not get favored over client accounts in a strategy. Also, the firm's own accounts (proprietary accounts) are never favored over any client accounts; (b) no group of accounts is systematically disadvantaged versus any other group; (c) the proper treatment of "hot issues."

This typically results in a trade that is fairly and equitably allocated among accounts on either a pro-rata or rebalancing (that is, effecting a "bunched" trade in such a way as to even out the position sizes among accounts in a strategy) basis. Exceptions, however, may occur. Individual account constraints and low cash levels may, from time to time, require a "manual override" of the Allocation Plan by the trading desk. In situations where such constraints exist, trades for the constrained accounts can be changed (for example, constrained accounts may not obtain shares with the other accounts within the strategy, or may instead only obtain a portion of the shares "reserved" for the constrained account) by direction of the portfolio manager.

Portfolio Manager Compensation

With regards to compensation, the portfolio managers of the Fund all receive a base salary. Effective October 1, 2007 all five portfolio managers were equity owners in the firm and will receive quarterly partnership distributions. All other employees (including Trading Staff and Analysts) received a base salary based on their experience level. In addition, employees received two semi-annual bonuses based on the overall profitability of the firm. All non-equity employees also participate in the firm's profit sharing plan and receive medical and dental benefits.

Ownership of Securities

The Fund was not in existence prior to the date of this SAI, and therefore the portfolio managers could not own any shares of the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

One of the duties undertaken by IICO pursuant to the Management Agreement is to arrange the purchase and sale of securities for the portfolio of the Fund. Transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. Brokerage commissions are paid primarily for effecting transactions in securities traded on an exchange and otherwise only if it appears likely that a better price or execution can be obtained. The individuals who manage the Fund may manage other advisory accounts with similar investment objectives. It can be anticipated that the managers will frequently place concurrent orders for all or most accounts for which the managers have responsibility or IICO may otherwise combine orders for the Fund with those of other funds in the Ivy Family of Funds or other accounts for which it or its affiliate, Waddell & Reed Investment Management Company (WRIMCO), has investment discretion, including accounts affiliated with IICO or WRIMCO. IICO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. In this case, for a transaction not involving an initial public offering (IPO), IICO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures. For a partially filled IPO order, subject to certain variances specified in the written procedures, IICO generally allocates the shares as follows: the IPO shares are initially allocated pro rata among the included funds and/or advisory accounts grouped according to investment objective, based on relative total assets of each group; and the shares are then allocated within each group pro rata based on relative total assets of the included funds and/or advisory accounts, except that within a group having a small cap-related investment objective, mid-cap investment objective or international investment objective, shares may be allocated on a flexible rotational sequence based on the manager's judgment, including but not limited to such factors as the profit spread of previously allocated IPOs, investment strategies and policies of the fund or advisory account, cash availability, any minimum investment policy, liquidity, anticipated term of the investment and current securities positions.

In all cases, IICO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price the Fund pays or receives or the amount it buys or sells. As well, a better negotiated commission may be available through combined orders.

To effect the portfolio transactions of the Fund, IICO is authorized to engage broker-dealers (brokers) which, in its best judgment based on all relevant factors, will implement the policy of the Fund to seek best execution (prompt and reliable execution at the best price obtainable) for reasonable and competitive commissions. IICO need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interests and policies of the Fund. Subject to review by the Board of Trustees, such policies include the selection of brokers which provide execution and/or research services and other services, including pricing or quotation services directly or through others (research and brokerage services) considered by IICO to be useful or desirable for its investment management of the Fund and/or the other funds and accounts over which IICO has investment discretion.

Research and brokerage services are, in general, defined by reference to Section 28(e) of the Securities Exchange Act of 1934 as including (1) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities and purchasers or sellers; (2) furnishing analyses and reports; or (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). Investment discretion is, in general, defined as having authorization to determine what securities shall be purchased or sold for an account, or making those decisions even though someone else has responsibility.

The commissions paid to brokers that provide such research and/or brokerage services may be higher than the commission another qualified broker would charge for effecting comparable transactions and are permissible if a good faith determination is made by IICO that the commission is reasonable in relation to the research or brokerage services provided. No allocation of brokerage or principal business is made to provide any other benefits to IICO or its affiliates. IICO does not direct Fund brokerage to compensate brokers for the sale of Fund shares. The Fund has adopted a policy that prohibits IICO from using Fund brokerage commissions to compensate broker-dealers for promotion or sale of Fund shares.

The investment research provided by a particular broker may be useful only to one or more of the other advisory accounts of IICO and/or WRIMCO, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. To the extent that electronic or other products provided by such brokers to assist IICO in making investment management decisions are used for administration or other non-research purposes, a reasonable allocation of the cost of the product attributable to its non-research use is made and this cost is paid by IICO.

Such investment research (which may be supplied by a third party at the request of a broker) includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of IICO; serves to make available additional views for consideration and comparisons; and enables IICO to obtain market information on the price of securities held in the Fund's portfolio or being considered for purchase.

PROXY VOTING POLICY

The Fund has delegated all proxy voting responsibilities to IICO. IICO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and IICO's corresponding positions.

Board of Directors Issues:

IICO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

IICO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

IICO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. IICO will support such protection so long as it does not exceed reasonable standards.

IICO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

IICO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

IICO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

IICO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

IICO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

IICO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

IICO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

IICO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties. Requiring reports in newspaper publications results in added expense without commensurate benefit to shareholders.

Conflicts of Interest between IICO and the Fund:

IICO will use the following three-step process to address conflicts of interest: (1) IICO will attempt to identify any potential conflicts of interest; (2) IICO will then determine if the conflict as identified is material; and (3) IICO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Fund and are not the product of a material conflict.

I. Identifying Conflicts of Interest: IICO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the fund's shareholders on a proxy voting matter. IICO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

  Business Relationships – IICO will review any situation for a material conflict where IICO provides investment advisory services for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that IICO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage IICO to vote in favor of management.
  Personal Relationships – IICO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
  Familial Relationships – IICO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (for example, a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

IICO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. "Material Conflicts": IICO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, IICO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

III. Procedures to Address Material Conflicts: IICO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

  Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, IICO will vote in accordance with the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).
  Client directed – If the Material Conflict arises from IICO's management of a third party account and the client provides voting instructions on a particular vote, IICO will vote according to the directions provided by the client.
  Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, IICO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and IICO chooses to use a predetermined voting policy, IICO will not be permitted to vary from the established voting policies established herein.
  Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, IICO may seek guidance from the Fund's Board of Directors on matters involving a conflict. Under this method, IICO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. IICO may use the Board guidance to vote proxies for its non-mutual fund clients.

PROXY VOTING RECORD

The Fund is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year.  Information regarding how the proxies for the Fund were voted during the most recent 12-month period ended June 30, 2009, will be available after August 31, 2009 at www.ivyfunds.com, and on the SEC's website at http://www.sec.gov.

CAPITALIZATION

The Shares of the Funds

The Declaration of Trust permits the Board of Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The Board of Trustees has currently authorized the following series, each of which represents a Fund:  Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Natural Resources Fund, Ivy High Income Fund, Ivy International Balanced Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Mortgage Securities Fund, Ivy Municipal Bond Fund, Ivy Pacific Opportunities Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, and Ivy Value Fund.  The Board of Trustees has also authorized the issuance of Class A, Class B, and Class C shares of each of these Funds, the issuance of Class E shares of each of these Funds except Ivy Global Bond Fund, Ivy Micro Cap Growth Fund and Ivy Municipal Bond Fund, the issuance of Class I shares of each of these Funds except Ivy Money Market Fund and Ivy Municipal Bond Fund, the issuance of Class Y shares of each of these Funds except Ivy Money Market Fund, and also the issuance of Class R shares of Ivy Asset Strategy Fund, Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund and Ivy Small Cap Growth Fund.  Under the Declaration of Trust, the Board of Trustees may terminate any Fund without shareholder approval.  This might occur, for example, if a Fund does not reach or fails to maintain an economically viable size.

Each class of a Fund represents an interest in the same assets of the Fund and differs as follows:  each class of shares has exclusive voting rights pertaining to matters appropriately limited to that class; Class A shares are subject to an initial sales charge and to an ongoing distribution and service fee and certain Class A shares are subject to a CDSC.

Class B and Class C shares are subject to a CDSC and to ongoing distribution and service fees; Class B shares convert to Class A shares eight years after the month in which the shares were purchased, and such conversion will be made, without charge or fee, on the basis of the relative NAV of the two classes.

Class I shares are sold without any front-end sales load or contingent deferred sales charges.  Class I shares do not pay an annual 12b-1 distribution and/or service fee.  Class I shares are only available for purchase by:

  fund of funds
  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401, of the Code, including 401(k) plans if the value of the plan exceeds $10,000,000, when the shares are held in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative and/or other support services to the plan certain financial intermediaries that charge their customers transaction fees with respect to their customers' investments in the Funds endowments, foundations, corporations and high net worth individuals using a trust or custodial platform investors participating in 'wrap fee' or asset allocation programs or other fee-based arrangements sponsored by nonaffiliated broker-dealers and other financial institutions that have entered into agreements with IFDI participants of the Waddell & Reed Financial, Inc. Retirement Plans

Class Y shares are not subject to a sales charge.  Class Y shares do however pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets.  Class Y shares are only available for purchase by:

  participants of employee benefit plans established under Section 403(b) or Section 457, or qualified under Section 401 of the Code, including 401(k) plans for which an unaffiliated third party provides administrative, distribution and/or other support services to the plan shareholders investing in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees, through certain investment advisors and broker-dealers, including banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers, and for which entity an unaffiliated third party provides administrative, distribution and/or other support service government entities or authorities and corporations whose investment within the first 12 months after initial investment is $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services

Each class may bear differing amounts of certain class-specific expenses; and each class has a separate exchange privilege.  The Funds do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Fund by virtue of those classes.  On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.  Each share of a Fund is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the four classes, dividends and liquidation proceeds of Class B and Class C shares are expected to be lower than for Class A shares of the same Fund.  Each fractional share of a class has the same rights, in proportion, as a full share of that class.  Shares are fully paid and nonassessable when purchased.

The Funds do not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by a Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met.  There will normally be no meeting of the shareholders for the purpose of electing trustees until such time as less than a majority of trustees holding office have been elected by shareholders, at time which the trustees then in office will call a shareholders' meeting for the election of trustees.  To the extent that Section 16(c) of the 1940 Act applies to a Fund, the trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

Each share of each Fund (regardless of class) is entitled to one vote.  On certain matters such as the election of Trustees, all shares of each of the Funds vote together as a single class.  On other matters affecting a particular Fund, the shares of that Fund vote together as a separate class, such as with respect to a change in an investment restriction of a particular Fund, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class.  In voting on a Management Agreement, approval by the shareholders of a Fund is effective as to that Fund whether or not enough votes are received from the shareholders of the other Funds to approve the Management Agreement for the other Funds.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares

         Minimum Initial and Subsequent Investments

For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $100 minimum initial investment pertains to certain exchanges of shares from another fund in the Ivy Family of Funds (and, for clients of Waddell & Reed, Inc. and Legend, a fund in the Waddell & Reed Advisors Family of Funds) or Waddell & Reed InvestEd Portfolios. A $50 minimum initial investment pertains to purchases for certain retirement plan accounts and to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. Shareholders purchasing through payroll deduction may invest any amount. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount. See, Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios.

For Class Y shares, investments by government entities or authorities or by corporations must total at least $10 million within the first twelve months after initial investment. There is no initial investment minimum for other eligible Class Y investors.

For Class I shares, please check with your individual selling dealer, plan administrator or third party recordkeeper for information about minimum investment requirements.

The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that IICO deems to be a desirable investment for the Fund. While no minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund's shares will be sold for NAV determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

Reduced Sales Charges (Applicable to Class A shares only)

         Lower sales charges on the purchase of Class A shares are available by:

Rights of Accumulation: combining the value of additional purchases of shares of any of the funds in the Ivy Family of Funds and/or Waddell & Reed InvestEd Portfolios with the NAV of Class A, Class B or Class C shares already held in your account or in an account eligible for grouping with your account (see "Account Grouping" below). To be entitled to Rights of Accumulation, you must inform IFDI that you are entitled to a reduced sales charge and provide IFDI with the name and number of the existing account(s) with which your purchase may be combined. The reduced sales charge is applicable only to the new purchase. It is not retroactive to shares already held in your account or in an account eligible for grouping with your account.

Letter of Intent: grouping all purchases of the funds referenced above, made during a thirteen-month period pursuant to a Letter of Intent (LOI). By signing an LOI, which is available from IFDI, you indicate an intention to invest, over a thirteen-month period, a dollar amount sufficient to qualify for a reduced sales charge. In determining the amount which you must invest in order to qualify for a reduced sales charge under the LOI, your Class A, Class B or Class C shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described in "Account Grouping" below, will be included. For purposes of fulfilling the dollar amount required to be invested pursuant to your LOI, all such investments must be initiated prior to the expiration of the thirteen-month period, and will qualify under your LOI, even if the assets are received after the expiration of the thirteen-month period (such as a rollover or transfer from another institution). Purchases made during the thirty (30) days prior to receipt by WRSCO of a properly completed LOI will be considered for purposes of determining whether a shareholder has satisfied the LOI. If IFDI reimburses the sales charge for purchases prior to WRSCO's receipt of an LOI, the thirteen-month LOI period will be deemed to have commenced on the date of the earliest purchase within the 30 days prior to receipt by WRSCO of the LOI.

Account Grouping: grouping purchases by certain related persons. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase of Class A shares in any account that you own may be grouped with the current account value of purchased Class A, Class B and/or Class C shares in any other account that you may own, or in accounts of household members of your immediate family (spouse and children under 21). Please note that grouping is allowed only for a) accounts of the owner that have the same address or Tax ID number, and b) accounts of family members living (or maintaining a permanent address) in the same household as the owner; however, you may also group purchases made by you and your immediate family in: business accounts solely controlled by you or your immediate family (for example you own the entire business); trust accounts established by you or your immediate family; and/or endowments or foundations established and controlled by you or your immediate family. For purposes of account grouping, an individual's domestic partner may be treated as his or her spouse.

With respect to purchases under other retirement plans:

1.

All purchases of Class A shares made under an employee benefit plan described in Section 401 of the Internal Revenue Code of 1986, as amended (the Code) (a "qualified plan") that is maintained by an employer and all plans of any one employer or affiliated employers will also be grouped. All qualified plans of an employer who is a franchisor and those of its franchisee(s) may also be grouped.

2.

All purchases of Class A shares made under a simplified employee pension plan (SEP), payroll deduction plan or similar arrangement adopted by an employer or affiliated employers may be grouped. Additionally, the purchases made by individual employees under such plan may also be grouped with the other accounts of the individual employees if such grouping would be more beneficial to an individual.

3.

All purchases of Class A shares made by you or your spouse for your or your spouse's individual retirement account (IRA), salary reduction plan account under Section 457 of the Code, or 403(b) tax sheltered accounts may be grouped, provided that such purchases are subject to a sales charge (see "Sales Charge Waivers for Certain Investors" and "Sales Charge Waivers for Certain Transactions" below; if your purchase qualifies for NAV eligibility pursuant to these sections, you may not group that investment), tax-sheltered annuity account (TSA) or Keogh plan account, provided that you and your spouse are the only participants in the Keogh plan.

In order for an eligible purchase to be grouped, you must advise IFDI at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Shares of Ivy Money Market Fund are not eligible for either Rights of Accumulation or Letter of Intent privileges, unless such shares have been acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares.

If you are investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without a sales charge. However, you may be charged a CDSC of 1.00% on any shares purchased without a sales charge that you sell within the first 12 months of owning them. This CDSC may be waived under certain circumstances, as noted in the Prospectus. Your financial advisor or a Client Services representative can answer your questions and help you determine if you are eligible.

For clients of Waddell & Reed, Inc. (Waddell & Reed) and Legend, the grouping privileges described above also apply to the corresponding classes of shares of funds in the Waddell & Reed Advisors Family of Funds.

         Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios

Reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in the Ivy Family of Funds and shares of any of the funds in Waddell & Reed InvestEd Portfolios subject to a sales charge. A purchase of Class A shares, or Class A shares held, in any of the funds in the Ivy Family of Funds and/or in shares of any of the funds in Waddell & Reed InvestEd Portfolios subject to a sales charge will be treated as an investment in the Fund in determining the applicable sales charge. For these purposes, Class A shares of Ivy Money Market Fund that were acquired by exchange of another Ivy Family of Funds or Waddell & Reed InvestEd Portfolios. Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account. Additionally, Class B and Class C shares held are taken into account.

To obtain a reduced sales charge, clients of Waddell & Reed, Inc. may also combine purchases of Class A shares of any of the funds in the Waddell & Reed Advisors Family of Funds, except Class A shares of Waddell & Reed Advisors Cash Management (unless acquired by exchange for Class A shares on which a sales charge was paid, or as a dividend or distribution on such acquired shares).

Net Asset Value Purchases of Class A Shares

Class A shares of the Fund may be purchased at NAV by the Trustees and officers of the Fund or of any affiliated entity of IFDI, employees of IFDI or of any of its affiliates, financial advisors of IFDI and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Trustee, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Purchases of Class A shares in an IRA sponsored by IFDI or its affiliates established for any of these eligible purchasers may also be at NAV. Purchases of Class A shares in any tax-qualified retirement plan under which the eligible purchaser is the sole participant may also be made at NAV. Trusts under which the grantor and the trustee or a co-trustee are each an eligible purchaser are also eligible for NAV purchases of Class A shares. Employees include retired employees. A retired employee is an individual separated from service from IFDI, or from an affiliated company with a vested interest in any Employee Benefit plan sponsored by IFDI or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, Inc., a Senior Financial Advisor. A custodian under UGMA or UTMA purchasing for the child or grandchild of any employee or financial advisor may purchase Class A shares at NAV whether or not the custodian himself is an eligible purchaser. Employees of financial advisors of Waddell & Reed may purchase Class A shares at NAV.

Minnesota Life Trustees and officers, Directors, or any affiliated entity of Minnesota Life, employees of Minnesota Life, Securian/CRI Financial Advisors, their respective spouses, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals may purchase Class A shares at NAV.

Sales representatives, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated third party broker/dealers with which IFDI has entered into selling arrangements may purchase Class A shares at NAV.

Employees, and their immediate family members (spouse, children, parents, children's spouses and spouse's parents), associated with unaffiliated registered investment advisors with which IICO has entered into sub-advisory agreements.

Purchases of Class A shares may be made at NAV in a 401(k) plan or a 457 plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records.

Purchases of Class A shares may be made at NAV in a 401(a) plan having 100 or more eligible employees, and the shares are held in individual plan participant accounts on the Fund's records and are segregated from any other retirement plan assets.

Participants in a 401(a) plan or 457 plan that invest in the Ivy Family of Funds through a third party platform or agreement may purchase Class A shares at NAV.

Shareholders investing through certain investment advisors and broker-dealers in fee-based brokerage or advisory accounts, wrap accounts and asset allocation programs that charge asset-based fees may purchase Class A shares at NAV.

Clients investing via a Managed Allocation Portfolios (MAP) or Strategic Portfolio Allocation (SPA) program available through Waddell & Reed, Inc. may purchase Class A shares at NAV.

Purchases of Class A shares through the Merrill Lynch Daily K Plan (the "Plan") may be made at NAV, provided the Plan has at least $3 million in assets or over 500 or more eligible employees. Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "Group Systematic Investment Program."

Shareholders investing through direct transfers from the Waddell & Reed Advisors Retirement Plan, offered and distributed by Nationwide Investment Services Corporation through Nationwide Trust Company, FSB, or from the Waddell & Reed Advisors Express Plan, offered and distributed by Securian Retirement Services, a business unit of Minnesota Life may purchase Class A shares at NAV.

Shareholders reinvesting, into any other account they own, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an IRA, a Keogh or a custodial account under sections 457(b) and 403(b)(7) of the Code may purchase Class A shares at NAV.

Shareholders/participants reinvesting into any other account, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a retirement plan where Fiduciary Trust Company of New Hampshire is custodian, provided such reinvestment is made within 60 days of receipt of the required minimum distribution.

Shares may be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

Waivers for Certain Transactions

Class A shares may be purchased at NAV through:

  Exchange of Class A shares of any fund in the Ivy Family of Funds or shares of any fund in Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed and Legend, Class A shares of any fund in the Waddell & Reed Advisors Funds if (i) a sales charge was previously paid on those shares, (ii) the shares were received in exchange for shares on which a sales charge was paid or (iii) the shares were acquired from reinvestment of dividends and distributions paid on such shares
  One-Time Reinvestment once per calendar year of all or part of the proceeds of redemption of your Class A shares of the Fund in Class A shares of the Fund, if the reinvestment is made within 60 days of the Fund's receipt of your redemption request
  Payments of Principal and Interest on Loans made pursuant to a 401(a) plan, if such loans are permitted by the plan and the plan may invest in shares of the Fund

Reasons for Differences in the Public Offering Price of Class A Shares

As described herein and in the Prospectus, there are a number of instances in which the Fund's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, the NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of Accumulation. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the Financial Industry Regulatory Authority (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3) they are designed to avoid an unduly large dollar amount of sales charge on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows. Exchanges at NAV are permitted because a sales charge has already been paid on the shares exchanged. Sales of Class A shares without a sales charge are permitted to Trustees, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in a Fund and an identification with its aims and policies. Limited reinvestments of redemptions of Class A shares at no sales charge are permitted to attempt to protect against mistaken or not fully informed redemption decisions. Class A shares may be sold without a sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such shares are exempted by the 1940 Act from the otherwise applicable requirements as to sales charges. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by IFDI. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, the Fund receives the NAV per share of all shares sold or issued.

Systematic Withdrawal Plan for Class A, Class B and Class C Shareholders

If you qualify, you may arrange to receive through the Systematic Withdrawal Plan (Service) regular monthly, quarterly, semiannual or annual payments by redeeming on an ongoing basis Class A, Class B or Class C shares that you own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds. It would be a disadvantage to an investor to make additional purchases of Class A shares while the Service is in effect because it would result in duplication of sales charges. Class B and Class C shares, and certain Class A shares to which the CDSC otherwise applies, that are redeemed under the Service are not subject to a CDSC provided the amount withdrawn does not exceed, annually, 12% of the account value. Applicable forms to start the Service are available through WRSCO.

The maximum amount of the withdrawal for monthly, quarterly, semiannual and annual withdrawals is 1%, 3%, 6% and 12%, respectively, of the value of your account at the time the Service is established. As noted above, the withdrawal proceeds are not subject to the CDSC, but only within these percentage limitations. The minimum withdrawal is $50. The Service, and this exclusion from the CDSC, do not apply to a one-time withdrawal.

To qualify for the Service, you must have invested at least $10,000 in Class A, Class B or Class C shares which you still own of any of the funds in the Ivy Family of Funds and, for clients of Waddell & Reed, Inc. and Legend, any of the funds in Advisors Family of Funds; or, you must own Class A, Class B or Class C shares having a value of at least $10,000. The value for this purpose is the value at the current offering price.

You can choose to have shares redeemed to receive:

1. a monthly, quarterly, semiannual or annual payment of $50 or more;

2. a monthly payment, which will change each month, equal to one-twelfth of a percentage of the value of the shares in the Account; (you select the percentage); or

3. a monthly or quarterly payment, which will change each month or quarter, by redeeming a number of shares fixed by you (at least five shares).

Shares are redeemed on either the 5th day or the 20th day of the month in which the payment is to be made, or on the prior business day if the 5th or 20th is not a business day. Payments are made within five days of the redemption.

Retirement plan accounts may be subject to a fee imposed by the Plan Custodian for use of the Service.

The dividends and distributions on shares of a class you have made available for the Service are paid in additional shares of that class. All payments under the Service are made by redeeming shares, which may involve a gain or loss for tax purposes. To the extent that payments exceed dividends and distributions, the number of shares you own will decrease. When all of the shares in an account are redeemed, you will not receive any further payments. Thus, the payments are not an annuity, an income or a return on your investment.

You may, at any time, change the manner in which you have chosen to have shares redeemed to any of the other choices originally available to you. You may, at any time, redeem part or all of the shares in your account; if you redeem all of the shares, the Service is terminated. The Fund can also terminate the Service by notifying you in writing.

After the end of each calendar year, information on shares redeemed will be sent to you to assist you in completing your Federal income tax return.

Group Systematic Investment Program

Shares of the Fund may be purchased in connection with investment programs established by employee or other groups using systematic payroll deductions or other systematic payment arrangements. The Fund and IFDI do not themselves organize, offer or administer any such programs. However, depending upon the size of the program, the Fund or IFDI may waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others. Unless shares of the Fund are purchased in conjunction with IRAs, such group systematic investment programs are not entitled to special tax benefits under the Code. The Fund reserves the right to refuse purchases at any time or suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

With respect to each shareholder account established under a group systematic investment program, WRSCO currently charges a maintenance fee of $3.00 (or portion thereof) for each twelve-month period (or portion thereof) that the account is maintained. The Fund may collect such fee (and any fees due to WRSCO) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed, a redemption in each such shareholder account sufficient to pay such fee. The Fund reserves the right to change these fees from time to time without advance notice.

Class A shares of the Fund are made available to Merrill Lynch Daily K Plan (Plan) participants at NAV without an initial sales charge if:

(i)

the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

(ii)

the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii)	the Plan has 500 or more eligible employees, as determined by Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

Alternatively, Class B shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B shares convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a Plan level share conversion.

Exchanges for Shares of Other Funds in the Ivy Family of Funds and Waddell & Reed InvestEd Portfolios

         Class A Share Exchanges

Once a sales charge has been paid on shares of a fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend, another fund in Waddell & Reed Advisors Family of Funds, these shares and any shares added to them from dividends or distributions paid in shares may be freely exchanged for corresponding shares of another fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend, another fund in Waddell & Reed Advisors Family of Funds. The shares you exchange must be worth at least $100 or you must already own shares of a fund in Ivy Family of Funds or Waddell & Reed InvestEd Portfolios into which you want to exchange.

Except where the special rules described below apply, you may exchange Class A shares you own in a Fund for Class A shares of another fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend, for Class A shares of a fund in Waddell & Reed Advisors Family of Funds, without charge if (1) a sales charge was paid on these shares, or (2) the shares were received in exchange for shares for which a sales charge was paid, or (3) the shares were acquired from reinvestment of dividends and distributions paid on such shares. There may have been one or more such exchanges so long as a sales charge was paid on the shares originally purchased. Also, shares acquired without a sales charge because the purchase was $1 million or more will be treated the same as shares on which a sales charge was paid.

Subject to the above rules regarding sales charges, you may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class A shares of any other fund in Ivy Family of Funds (or into Class B or Class C shares of the Fund in certain situations), provided you already own Class A (or Class B or Class C, as applicable) shares of the fund. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among the Class A shares of different Funds so long as each fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

Exchanges of shares of Ivy Money Market Fund (money market fund shares) are subject to any sales charge applicable to the Ivy Fund being exchanged into, unless the money market shares were previously acquired by an exchange from Class A shares of a non money market fund upon which a sales charge has previously been paid.

You may redeem your Class A shares of the Fund and use the proceeds to purchase Class Y shares of any Fund in the Ivy Family of Funds if you meet the criteria for purchasing Class Y shares.

         Class B Share Exchanges

You may exchange Class B shares of one Fund for Class B shares of another Fund in the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend, for Class B shares of a fund in Waddell & Reed Advisors Family of Funds without charge.

The redemption of the Fund's Class B shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class B shares of the Fund or any other fund in the Ivy Family of Funds, provided you already own Class B shares of that fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class C Share Exchanges

You may exchange Class C shares of one Fund for Class C shares of another Fund or Waddell & Reed InvestEd Portfolios, and for clients of Waddell & Reed, Inc. or Legend, for Class C shares of a fund in the Waddell & Reed Advisors Family of Funds without charge.

The redemption of the Fund's Class C shares as part of an exchange is not subject to the CDSC. For purposes of computing the CDSC, if any, applicable to the redemption of the shares acquired in the exchange, those acquired shares are treated as having been purchased when the original redeemed shares were purchased.

You may have a specific dollar amount of Class A shares of Ivy Money Market Fund automatically exchanged each month into Class C shares of the Fund or any other fund in the Ivy Family of Funds, provided you already own Class C shares of the fund and meet other criteria. The shares of Ivy Money Market Fund which you designate for automatic exchange must be worth at least $100, which may be allocated among different Funds so long as each Fund receives a value of at least $25. Minimum initial investment and minimum balance requirements apply to such automatic exchange service.

         Class I Share Exchanges

Class I shares of a Fund may be exchanged for Class I shares of any other Fund in the Ivy Family of Funds that offers Class I shares, or for Class A shares of Ivy Money Market Fund and, for clients of Waddell & Reed, Inc. or Legend, for Class Y shares of a fund within Waddell & Reed Advisors Family of Funds.

         Class Y Share Exchanges

Class Y shares of a Fund may be exchanged for Class Y shares of any other Fund in the Ivy Family of Funds that offers Class Y shares or for Class A shares of Ivy Money Market Fund.

         Other Exchanges

Shareholders who own Advisor Class shares or Class II (formerly, Class I) shares may exchange their shares for Class I shares of any of the Funds in the Ivy Family of Funds which offer Class I shares. Note that the Advisor Class shares were closed effective July 25, 2003 and the Class II (formerly, Class I) shares were closed effective February 18, 2003.

         General Exchange Information

You may exchange only into Funds that are legally permitted for sale in your state of residence. Currently, each Fund within Ivy Family of Funds and Waddell & Reed InvestEd Portfolios may be sold only within the United States, the Commonwealth of Puerto Rico and the U.S. Virgin Islands.

The exchange will be made at the NAVs next determined after receipt of your written request in good order by the Fund. When you exchange shares, the total shares you receive will have the same aggregate NAV as the total shares you exchange.

The Funds reserve the right to terminate or modify these exchange privileges at any time. In exercising this right, a Fund may, for example, limit the frequency of exchanges by a shareholder and/or cancel a shareholder's exchange privilege.

Exchanges are considered taxable events and may result in a capital gain or a capital loss for tax purposes.

         Converting Shares

Self-directed Conversions: If you hold Class A or Class Y shares and are eligible to purchase Class I shares, as described above in the section entitled "Class I shares," you may be eligible to convert your Class A or Class Y shares to Class I shares of the same Fund, subject to the discretion of IFDI to permit or reject such a conversion. Please contact Ivy Client Services directly to request a conversion.

A conversion, between share classes of the same Fund is a non-taxable event.

If you convert from one class of shares to another, the transaction will be based on the respective net asset values of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's net asset values. At the time of conversion, the total dollar value of your "old" shares will equal the total dollar value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total dollar value of your "new" shares compared with that of your "old" shares.

Redemption Fee/Exchange Fee

To further discourage the use of the Fund as a vehicle for excessive short-term trading, the Fund will deduct a redemption fee of 2.00% from any redemption or exchange proceeds if you sell or exchange your shares of the Fund after holding the shares fewer than five days. This fee also applies to Class A shares purchased without a sales charge. If you bought your shares on different days, the "first-in, first out" (FIFO) method is used to determine the holding period. Under this method, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. These fees are paid directly to the Fund.

A Fund's redemption fee will not be assessed against:

1.

certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts

2.

(i) premature distributions from retirement accounts due to the disability of the participant; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Fund; (iv) redemptions during the initial 90 days of a retirement plan participant's defaulted investment in a Fund that constitutes a qualified default investment alternative (QDIA); (v) redemptions resulting in the settlement of an estate due to the death of the shareholder; and (vi) reinvested distributions (dividends and capital gains)

3.

shareholder accounts participating in SPA, MAP and/or Strategic Asset Management (SAM) advisory services that may periodically rebalance mutual fund holdings at regular intervals or in response to prevailing economic, political and/or financial conditions, as determined by the investment advisor for the advisory service.

4.

shareholder accounts participating in certain other asset allocation programs in which the sponsoring institution has agreed to monitor for frequent trading activity and, when operationally possible, to assess applicable redemption fees on the Funds' behalf.

5.	redemptions of shares purchased through the Automatic Investment Service (AIS)

6.	redemptions made through a Systematic Withdrawal Plan

7.	redemptions of shares purchased through the Funds Plus Service

Additionally, the Fund's redemption fee will not be assessed for any transaction (redemption or exchange) of less than $5,000 (that correspondingly would result in an assessment of a redemption fee less than $100.00).

The Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.

Certain intermediaries have agreed to charge the Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Fund's criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Fund's method. For Fund shares purchased through a financial intermediary, investors should contact their financial intermediary or refer to their plan documents for more information on how the redemption fee is applied to their shares.

Retirement Plans and Other Tax-Advantaged Savings Accounts

Your account may be set up as a funding vehicle for a retirement plan or other tax-advantaged savings account. For individual taxpayers meeting certain requirements, IFDI offers model or prototype documents for the following retirement plans and other accounts. All of these accounts involve investment in shares of the Fund (or shares of certain other funds in the Ivy Family of Funds). The dollar limits specified below may change for subsequent years.

Individual Retirement Accounts (IRAs). Investors having eligible earned income may set up a plan that is commonly called an IRA. Under a traditional IRA, an investor can contribute for each year up to 100% of his or her earned income, up to the Annual Dollar Limit per year (provided the investor has not reached age 70 1/2). For the tax year 2008, the Annual Dollar Limit is $5,000. For individuals who have attained age 50 by the last day of the calendar year for which the contribution is made, the Annual Dollar Limit also allows a catch-up contribution. The maximum annual catch-up contribution is $1,000. For a married couple, the maximum annual contribution is the sum of the couple's separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income. Generally, IRA contributions are deductible unless: 1) the investor (or, if married, either spouse) is an active participant in an employer-sponsored retirement plan; and 2) the investor's (or the couple's) adjusted gross income exceeds certain levels. A married investor who is not an active participant, who files jointly with his or her spouse, and whose combined adjusted gross income does not exceed $159,000 (for 2008), is not affected by his or her spouse's active participant status.

An investor may also use a traditional IRA to receive a rollover contribution that is either (a) a direct rollover distribution from an employer's retirement plan or (b) a rollover of an eligible distribution paid to the investor from an employer's retirement plan or another IRA. To the extent a rollover contribution is made to a traditional IRA, the distribution will not be subject to Federal income tax until distributed from the IRA. A direct rollover generally applies to any distribution from an employer's eligible retirement plan (including a custodial account under Section 403(b)(7) of the Code or a state or local government plan under Section 457 of the Code) other than certain periodic payments, required minimum distributions and other specified distributions. In a direct rollover, the eligible rollover distribution is paid directly to the IRA, not to the investor. If, instead, an investor receives payment of an eligible rollover distribution, all or a portion of that distribution generally may be rolled over to an IRA within 60 days after receipt of the distribution. Because mandatory Federal income tax withholding applies to any eligible rollover distribution that is not paid in a direct rollover, investors should consult their tax advisers or pension consultants as to the applicable tax rules. If you already have an IRA, you may have the assets in that IRA transferred directly to an IRA offered by IFDI.

Roth IRAs. Investors having eligible earned income and whose adjusted gross income (or combined adjusted gross income, if married) does not exceed certain levels, may establish and contribute up to the Annual Dollar Limit per tax year to a Roth IRA (or to any combination of Roth and traditional IRAs). An individual's maximum Roth IRA contribution for a taxable year is reduced by the amount of any contributions that individual makes to a traditional IRA for that year. For a married couple, the annual maximum is the sum of their separate Annual Dollar Limits or, if less, the couple's combined earned income for the taxable year, even if one spouse had no earned income.

In addition, for an investor whose adjusted gross income does not exceed $100,000 (and who is not a married person filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the investor's traditional IRAs may be converted into a Roth IRA; these rollover distributions and conversions are, however, subject to Federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in the Roth IRA, and withdrawals of earnings are not subject to Federal income tax if the account has been held for at least five years and the account holder has reached age 59 1/2 (or certain other conditions apply).

Coverdell Education Savings Accounts (formerly, Education IRAs). Although not technically for retirement savings, Coverdell Education Savings Accounts provide a vehicle for saving for a child's education. A Coverdell Education Savings Account may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute up to $2000 to a Coverdell Education Savings Account (or to each of multiple Coverdell Education Savings Accounts), provided that no more than $2000 may be contributed for any year to Coverdell Education Savings Accounts for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18 (except that this age limit does not apply to a beneficiary with "special needs," as defined in the Code). Earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or certain members of his or her family).

Simplified Employee Pension (SEP) plans. Employers can make contributions to SEP-IRAs established for employees. Generally an employer may contribute up to 25% of compensation, subject to certain maximums, per year for each employee.

Savings Incentive Match Plans for Employees (SIMPLE Plans). An employer with 100 or fewer eligible employees that does not sponsor another active retirement plan may establish a SIMPLE plan to contribute to its employees' retirement accounts. A SIMPLE plan can be in the form of either an IRA or a 401(k) plan. In general, an employer can choose to match employee contributions dollar-for-dollar (up to 3% of an employee's compensation) or may contribute to all eligible employees 2% of their compensation, whether or not they defer salary to their retirement plans. SIMPLE plans involve fewer administrative requirements, generally, than traditional 401(k) or other qualified plans.

Owner-only Keogh Plans. Keogh plans, which are available to self-employed individuals and their spouses, are defined contribution plans that may be either a money purchase plan or a profit-sharing plan. As a general rule, an investor under a defined contribution Keogh plan can contribute up to 100% of his or her annual earned income, with a maximum of $49,000 for 2009.

457 Plans. If an investor is an employee of a state or local government or of certain types of charitable organizations, he or she may be able to enter into a deferred compensation arrangement in accordance with Section 457 of the Code.

403(b)/TSAs - Custodial Accounts and ERISA Title I Plans. If an investor is an employee of a public school system, a church or certain types of tax exempt organizations, he or she may be able to enter into a deferred compensation arrangement through a custodial account under Section 403(b)(7) of the Code. Some tax exempt organizations have adopted ERISA Title I plans, which are funded by employer contributions in addition to employee deferrals. A Roth 403(b) contribution may also be available.

Pension and Profit-Sharing Plans, including 401(k) Plans. With a 401(k) plan, employees can make tax-deferred contributions to a plan to which the employer may also contribute, usually on a matching basis. An employee may defer each year the lesser of 100% of income or $15,500 of compensation for 2008, which may be increased each year based on cost-of-living adjustments. An employee who has attained the age of 50 by the end of the year may also make a catch-up contribution of $5,500 in 2008 and each year thereafter is adjusted for inflation in $500 increments.

More detailed information about these arrangements and applicable forms are available from IFDI. These tax-advantaged savings plans and other accounts may be treated differently under state tax law and may involve complex tax questions as to premature distributions and other matters. Investors should consult their tax adviser or pension consultant.

Redemptions

The Prospectus gives information as to redemption procedures. Redemption payments are made within seven (7) days from receipt of a request in good order, unless delayed because of emergency conditions as determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash, although under extraordinary conditions redemptions may be made in portfolio securities. Payment for redemptions of shares of the Fund may be made in portfolio securities when the Board of Trustees determines that conditions exist making cash payments undesirable. Redemptions made in securities will be made only in readily marketable securities. Securities used for payment of redemptions are valued at the price used in figuring NAV. There would be brokerage costs to the redeeming shareholder in selling such securities. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.

Shareholders who choose to redeem their Class A, Class B or Class C shares and receive their redemption proceeds by Federal Funds wire will be charged $10 to their account. The $10 fee is waived for the Trustees and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, current and certain financial advisors of Waddell & Reed and its affiliates and the spouse, children, parents, children's spouses and spouse's parents of each such Trustee, officer, employee and financial advisor. For this purpose, child includes stepchild and parent includes stepparent.

Reinvestment Privilege

The Fund offers a reinvestment privilege that allows you to reinvest once each calendar year without charge all or part of any amount of Class A shares you redeem from the Fund by sending to the Fund the amount you wish to reinvest. The amount you return will be reinvested in Class A shares at the NAV next calculated after the Fund receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 60 days after your redemption request was received, and the Fund must be offering Class A shares at the time your reinvestment request is received. You can do this only once each calendar year as to Class A shares of a Fund. The reinvestment must be made into the same Fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

The Fund also offers a reinvestment privilege for Class B and Class C shares and, where applicable, certain Class A shares under which you may reinvest in the Fund all or part of any amount of the shares you redeemed and have the corresponding amount of the CDSC, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in shares of the same class of the Fund. If Fund shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated at the time your request is received. Your written request to do this must be received within 60 days after your redemption request was received. You can do this only once each calendar year as to Class B, once each calendar year as to Class C shares, and once each calendar year as to certain Class A shares of the Fund. For purposes of determining future CDSC, the reinvestment will be treated as a new investment. The reinvestment must be made into the same fund, account and class of shares from which it had been redeemed. This privilege may be eliminated or modified at any time without prior notice to shareholders. You do not lose this privilege by redeeming shares to invest the proceeds at NAV in a Keogh plan or an IRA.

Mandatory Redemption of Certain Small Accounts

The Fund has the right to compel the redemption of shares held under any account or any plan if the aggregate NAV of such shares (taken at cost or value as the Board of Trustees may determine) is less than $500. The Board of Trustees has no intent to compel redemptions in the foreseeable future. If it should elect to compel redemptions, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

Determination of Offering Price

The NAV of each class of the shares of the Fund is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

Class A shares of the Fund are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to IFDI. No price makeup for Class A shares is given in this SAI, as the Fund was not in existence prior to the date of this SAI.

The offering price of a Class A share is its NAV next calculated following acceptance of a purchase request, in good order, plus the sales charge, as applicable. The offering price of a Class B share, Class C share, Class Y share or certain Class A shares is the applicable Class NAV next calculated following acceptance of a purchase request, in good order. The number of shares you receive for your purchase depends on the next offering price after IFDI, or an authorized third party, properly receives and accepts your order. Therefore, if your order is received in proper form by Waddell & Reed or an authorized third party before 4:00 p.m. Eastern time on a day in which the NYSE is open, you should generally receive that day's offering price. If your order is received in proper form by Waddell & Reed or an authorized third party after 4:00 p.m. Eastern time, you will receive the offering price as calculated as of the close of business of the NYSE on the next business day. You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price. You will be sent a confirmation after your purchase (except for automatic transactions) which will indicate how many shares you have purchased.

IFDI need not accept any purchase order, and it or the Fund may determine to discontinue offering Fund shares for purchase.

The NAV and offering price per share are computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV will likely change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange, are ordinarily valued at the last sale on that day prior to the close of the regular session of the NYSE as reported by the principal securities exchange on which the security is traded or, if no sale is recorded, the average of the last bid and ask prices.  (If a security is traded on one or more exchanges(s) and in the OTC market, quotations from the market in which the security is primarily traded will be used.)  Stocks that are traded OTC are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, at the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.

Options and futures contracts purchased and held by the Fund are valued at the last sales price thereof on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for options trading on national securities exchanges is 4:10 p.m. Eastern time and the close for the regular session for commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by the Fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by the Fund will be either the closing purchase price or the asked price.

When the Fund writes a put or call, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market (that is, treated as sold for its fair market value) to reflect the current market value of the put or call. If a call the Fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the Fund received. If the Fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by the Fund is exercised, the amount that the Fund pays to purchase the related investment is decreased by the amount of the premium it received. If the Fund exercises a put it purchased, the amount the Fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by the Fund expires, it has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of the Fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. The foreign currency exchange transactions of the Fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

When the Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to procedures approved by the Board of Trustees. The Fund may also use these procedures to value certain types of illiquid securities. Fair value pricing generally will be used by the Fund if the exchange on which a portfolio security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Fund's NAV is calculated.

The Fund may also use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some funds, which may invest a portion of their assets in foreign securities, may also be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Fund shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. The Trust has retained a third-party pricing service (the Service) to assist in valuing foreign securities held in the Fund's portfolio. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, in accordance with guideless adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Board regularly reviews, and WRSCO regularly monitors and reports to the Board, the Service's pricing of the Fund's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event – thus potentially alleviating arbitrage opportunities with respect to Fund shares. Another effect of fair valuation is that the Fund's NAV will be subject, in part, to the judgment of the Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a shareholder purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It may also affect all shareholders in that if Fund assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Optional delivery standby commitments are valued at fair value under the general supervision and responsibility of the Board of Trustees. They are accounted for in the same manner as exchange-listed puts.

TAXATION OF THE FUND

General

The Fund intends to qualify for treatment as a regulated investment company (RIC) under the Code, so that it is relieved of Federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gains and net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures contracts or forward currency contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

If the Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) the shareholders would treat all distributions out of its earnings and profits, including distributions of net capital gains, as dividends (that is, ordinary income). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

Dividends and distributions declared by the Fund in December of any year and payable to its shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders in December even if the Fund pays them during the following January. Accordingly, those dividends and distributions will be taxed to the shareholders for the year in which that December falls.

You may be subject to tax as a result of income generated at the Fund level, to the extent the Fund makes actual or deemed distributions of such income to you. Dividends from the Fund's investment company taxable income (which includes net short-term capital gains and net gains from certain foreign currency transactions), if any, generally are taxable to you as ordinary income whether received in cash or paid in additional Fund shares, unless such dividends are "qualified dividend income" eligible for the reduced rate of tax on long-term capital gains, as described below. Distributions of the Fund's net capital gains (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, long-term capital gains generally are taxed at a maximum rate of 15% for noncorporate shareholders. As a result of changes made by the Jobs and Growth Tax Relief Reconciliation Act of 2003, "qualified dividend income" received by noncorporate shareholders is taxed as net capital gain. The portion of the dividends that the Fund pays which is attributable to qualified dividend income received by the Fund will qualify for such treatment in the hands of noncorporate shareholders of the Fund.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of short-term, capital loss to the extent of any distributions received on those shares. Investors also should be aware that if they purchase shares shortly before the record date for a dividend or distribution, they will receive some portion of the purchase price back as a taxable dividend or distribution.

The Fund will be subject to a nondeductible 4% excise tax (Excise Tax) to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, the Fund may defer into the next calendar year net capital loss incurred between November 1 and the end of the current calendar year. It is the policy of the Fund to pay sufficient dividends and distributions each year to avoid imposition of the Excise Tax.

Income from Foreign Securities

Dividends and interest received, and gains realized, by the Fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (foreign taxes) that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of passive foreign investment companies (PFICs). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any excess distribution received on the stock of a PFIC or of any gain on disposition of the stock (collectively, PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If the Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund (QEF), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to mark to market its stock in any PFIC. Marking-to-market, in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign Currency Gains and Losses

Under Section 988 of the Code, gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (for example, swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of its disposition and (4) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.

Income from Financial Instruments and Foreign Currencies

The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures contracts and forward currency contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Any income the Fund earns from writing options is treated as short-term capital gains. If the Fund enters into a closing purchase transaction, it will have a short-term capital gain or loss based on the difference between the premium it receives for the option it wrote and the premium it pays for the option it buys. If an option written by the Fund lapses without being exercised, the premium it receives also will be a short-term capital gain. If such an option is exercised and the Fund thus sells the securities subject to the option, the premium the Fund receives will be added to the exercise price to determine the gain or loss on the sale.

Certain futures contracts, forward currency contracts and listed non-equity options (that is, certain listed options, such as those on a broad-based securities index) in which the Fund may invest will be Section 1256 contracts. Section 1256 contracts the Fund holds at the end of its taxable year, other than contracts subject to a mixed straddle election the Fund made, are marked-to-market (that is, treated as sold at that time for their fair market value) for Federal income tax purposes, with the result that unrealized gains or losses are treated as though they were realized. Sixty percent of any net gains or losses recognized on these deemed sales, and 60% of any net realized gains or losses from any actual sales of Section 1256 contracts, are treated as long-term capital gains or losses, and the balance is treated as short-term capital gains or losses. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. The Fund may need to distribute any mark-to-market gains to its shareholders to satisfy the Distribution Requirement and/or avoid imposition of the Excise Tax, even though it may not have closed the transactions and received cash to pay the distributions.

Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures contracts and forward currency contracts in which the Fund may invest. That section defines a straddle as offsetting positions with respect to actively traded personal property; for these purposes, options, futures contracts and forward currency contracts are positions in personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that would otherwise be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain wash sale rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and short sale rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of the recognition of its gains and losses from the affected straddle positions will be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences of straddle transactions to the Fund are not entirely clear.

If the Fund has an appreciated financial position -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than straight debt) or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a constructive sale of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (that is, at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

Corporate Zero Coupon and Payment-in-Kind Securities

The Fund may acquire zero coupon or other corporate securities issued at a discount. As a holder of those securities, the Fund must include in its income the portion of the discount that accrues on them during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its gross income securities it receives as payment-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any accreted discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gains.

UNDERWRITER

IFDI acts as principal underwriter and distributor of the Fund's shares pursuant to an underwriting agreement entered into between IFDI and the Trust on behalf of the Fund (the Distribution Agreement). The Distribution Agreement requires IFDI to use its best efforts to sell the shares of the Fund but is not exclusive, and permits and recognizes that IFDI also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis. IFDI is not required to sell any particular number of shares, and sells shares only for purchase orders received. Under this agreement, IFDI pays the costs of sales literature, including the costs of shareholder reports used as sales literature.

Quarterly Portfolio Holdings

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  Without charge, at http://www.ivyfunds.com.

APPENDIX A

Proxy Voting Policies of Investment Subadvisor

WALL STREET ASSOCIATES
(re: Ivy Micro Cap Growth Fund)
Proxy Voting Policy

Wall Street Associates recognizes that it is a fiduciary that owes its clients the duty of care and loyalty with respect to all services it provides to clients, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies. The duty of loyalty requires an adviser to cast proxy votes in a manner consistent with the best interest of its clients, at no time subrogating client interests to its own.

1.

Wall Street Associates follows Proxy Voting Procedures. The proxy voting procedures below explain the role of Wall Street Associates' Proxy Voting Committee, Proxy Voting Chairman, Proxy Coordinator, Proxy Voting Service, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis.

a.

Proxy Voting Committee and Chairman. Wall Street Associates' Proxy Voting Committee, which is made up of members of the investment team and led by the Proxy Voting Chairman, oversees the proxy voting process. The Committee monitors corporate actions, and reviews and recommends guidelines governing proxy votes, including how votes are cast on specific proposals and which matters are to be considered on a case-by-case basis. The Chairman is responsible for the oversight and execution of Wall Street Associates' Proxy Voting Procedures.

b.

Proxy Coordinator. The Proxy Coordinator, appointed by the Proxy Voting Committee, assists in the coordination and voting of proxies. The Proxy Coordinator deals directly with the Proxy Voting Service and, on a case-by-case basis, will solicit voting recommendations and instructions from the Proxy Voting Committee should proxy questions be referred by the Proxy Voting Service. The Proxy Coordinator is responsible for ensuring that such questions and referrals are responded to in a timely fashion for transmitting appropriate voting instructions to the proxy voting service.

c.

Proxy Voting Service. Wall Street Associates has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with custodians to ensure that all proxy material received by the custodians relating to portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all the proxies in accordance with Wall Street Associates' Proxy Voting Guidelines. The proxy voting service will refer proxy questions to the Proxy Coordinator for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The proxy voting service also assists in disclosing to Clients how proxy votes were cast. Clients may request and obtain a record of proxy votes cast on their behalf. Proxy Voting reports, when requested, are generally delivered in conjunction with client quarterly reports.

d.

Proxy Votes are made on a Case-by-Case Basis. In voting shares on economic issues, Wall Street Associates shall make voting decisions on a case-by-case basis. Shares shall not be automatically voted either for or against management on a particular economic issue but shall be voted based on an analysis of the impact of the vote on the economic value of the shares and solely in the interest of the plan's participants and beneficiaries. Wall Street Associates shall not subordinate the interest of plan participants and beneficiaries in their retirement income to unrelated objectives, even if it is believed such objective to be socially desirable.

e.

Conflicts of Interest. Wall Street Associates has developed procedures designed to ensure it carries out its duty of care in voting proxies in the Client's best interest. To ensure proxy votes are not the product of a conflict of interest, votes will generally be made in accordance with Wall Street Associates' Proxy Voting Guidelines, and on recommendations of an independent third party (the Proxy Voting Service). Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, from business relationships with either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Voting Chairman and the Compliance Officer and otherwise remove himself or herself from the proxy voting process. In such cases, the Proxy Voting Chairman and Compliance Officer will review each item to determine if a conflict of interest exists and whether such conflict is "material." In this context, "material" conflicts may be: (1) instances where an adviser has an interest in maintaining or developing business with a particular issuer whose management is soliciting proxies; (2) instances where the adviser has a business relationship with a proponent of a proxy proposal; (3) personal and business relationships with participants in a proxy contest, corporate directors or director candidates; and (4) instances where the adviser has a personal interest in the outcome of a proxy contest (e.g., relative serves as director). If a conflict is potentially material, the Proxy Voting Chairman and Compliance Officer will engage in an intensive internal and/or external (if necessary) fact gathering exercise. After assessing the circumstances surrounding an identified and potentially material conflict, the Proxy Voting Chairman and Compliance Officer may take one or more of the following actions: (1) follow the prescribed Proxy Voting Policy and Guidelines; (2) split the votes: (3) delegate the decision to a third party; (4) have the Client vote its own proxy, in cases where the Client has entered into an agreement to do so in the event of an actual material conflict. The Proxy Voting Chairman and Compliance Officer will also advise the Proxy Coordinator for each referral item the (1) describes the conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Wall Street Associates (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation. Written confirmation will be made that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

2.

Wall Street Associates makes independent voting decisions. In voting shares on economic issues, voting decisions are made independently of directions given or threats of loss of business expressed or implied by an opponent or proponent of an economic issue, including the issuer of shares, plan sponsors, any other fiduciaries of the plan, or their respective agents. Wall Street Associates may allow such persons to express opinions with regard to economic issues but shall not reach a voting decision as a result of any improper pressure or directions.

Wall Street Associates shall monitor information on the economic effect of proposals which are frequently submitted to stockholder votes so as: to have the necessary background to evaluate in a timely fashion the economic merits of particular proposals, to vote consistently on recurring proposals, absent unique economic effects and to be able to record clearly the reasons for taking the action chosen. Although Wall Street Associates will ordinarily vote consistently on recurring proposals, the case-by-case analysis required by this policy may require a vote which is inconsistent with prior votes on similar proposals.

3.

Recordkeeping Requirements. Wall Street Associates relies on the EDGAR system to maintain proxy statements regarding client securities, and utilized an independent third party to record proxy votes cast and to provide copies of such documents promptly on request. Also, the following records shall be maintained for a minimum of five years, the first two years in the office of Wall Street Associates:

	a.	Wall Street Associates' updated Proxy Voting Policy;
	b.	Records of client requests for proxy voting information;
	c.	Copies of written responses to oral or written client requests for proxy voting information; and
	d.	Documents prepares by Wall Street Associates material to the voting decision.

4.

ERISA Considerations. Wall Street Associates shall not undertake on behalf of ERISA plans initiatives to place proposals before an issuer's stockholders unless such initiatives are judged to be in the interest of the plan participants and beneficiaries, to be cost beneficial, and to be otherwise consistent with ERISA.

5.	Tender Offers. The policies set forth above shall be applied when Wall Street Associates is called upon to decide whether to tender issues in a tender offer, including an issuer tender offer.

PART C: OTHER INFORMATION

Item 23: Exhibits:

(a)	Articles of Incorporation:

Articles of Incorporation, as amended, filed by EDGAR on May 16, 1997 as EX-99.B1-charter to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary, filed by EDGAR on May 16, 1997 as EX-99.B1-wrartsup to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary (combination of Class B into Class C), filed by EDGAR on April 17, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary, filed by EDGAR on June 30, 2000 as EX-99.B(a)wrartsup to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles of Amendment, effective October 2, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles of Amendment, filed March 1, 2001, filed by EDGAR on June 26, 2001 as EX-99.B(a)wrartamend2 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles of Amendment to add the Capital ProtectionPlus Series, filed February 5, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend1 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles of Amendment to change the name of the Corporation, effective June 30, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(a)artamend2 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary for Reallocation of Shares dated December 9, 2003, filed by EDGAR on July 29, 2004 as EX-99.B(a)ifiartsupp1 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary for Reallocation of Shares dated February 11, 2004, effective June 30, 2003, filed by EDGAR on July 29, 2004 as EX-99.B(a)ifiartsupp2 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles of Amendment to change the name of a series of the Corporation, effective March 31, 2005, filed by EDGAR on May 27, 2005 as EX-99.B(a)artamend3 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary for Reallocation of Shares to add Class R shares and Energy Fund, and to delete Capital ProtectionPlus Fund, filed by EDGAR on November 21, 2005 as EX-99.B(a)ifiartsupp3 to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary for Reallocation of Shares to delete International Growth Fund, filed by EDGAR on December 21, 2006 as EX-99.B(a)ifiartsupp4 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary for Reallocation of Shares to add Class E shares and Class I shares to several series, filed by EDGAR on December 21, 2006 as EX-99.B(a)ifiartsupp5 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A and incorporated herein by reference

Certificate of Correction, filed by EDGAR on January 8, 2007 as EX-99.B(a)ificertcorr to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary for Reallocation of Shares dated February 13, 2008, filed by EDGAR on May 30, 2008 as EX-99.B(a)ifiartsupp6 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated herein by reference

Articles Supplementary for Reallocation of Shares dated May 14, 2008, filed by EDGAR on May 30, 2008 as EX-99.B(a)ifiartsupp7 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated herein by reference

	(a)(1)	Declaration of Trust for Ivy Funds dated November 13, 2008, filed with Post-Effective Amendment No. 39, and incorporated herein by reference

	(a)(2)	Amendment to Declaration of Trust for Ivy Funds, to be filed in a subsequent Post-Effective Amendment

(b)	By-laws:

Bylaws, as amended, filed by EDGAR on June 27, 1996 as EX-99.B2-wrbylaw to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A and incorporated herein by reference

Amendment to Bylaws filed by EDGAR on April 30, 1999 as EX-99.B(b)-wrbylaw2 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A and incorporated herein by reference

Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on June 26, 2001 as EX-99.B(b)wrbylawamend to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A and incorporated herein by reference

Bylaws, as amended and restated August 16, 2006, filed by EDGAR on December 21, 2006 as EX-99.B(b)ifibylaw to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A and incorporated herein by reference

	(b)(1)	By-laws for Ivy Funds dated November 13, 2008, filed with Post-Effective Amendment No. 39, and incorporated herein by reference

(c)	Instruments Defining the Rights of Security Holders:

To be updated.

(d)	Investment Advisory Contracts:

Investment Management Agreement with Ivy Investment Management Company on behalf of each of the Funds in the Corporation, as amended and restated and effective November 16, 2005, filed by EDGAR on January 18, 2006 as EX-99.B(d)ifiima to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A and incorporated herein by reference

Exhibit A, Fee Schedule, revised effective October 1, 2007, filed by EDGAR on July 29, 2008 as EX-99.B(d)ifiimafeesched to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

(d)(1)
Pending Investment Management Agreement Between Ivy Funds and Ivy Investment Management Company on behalf of each of the Funds in the Trust, filed with Post-Effective Amendment No. 39, and incorporated herein by reference

(e)	Underwriting Contracts:

Underwriting Agreement filed by EDGAR on June 27, 1995 as EX-99.B6-wrua to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A and incorporated herein by reference

Amendment to Underwriting Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(e)wrfuadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference

Assignment of Underwriting Agreement by Waddell & Reed, Inc. to Ivy Funds Distributor, Inc., effective June 16, 2003, filed by EDGAR on July 1, 2003 as EX-99.B(e)puaassign to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A and incorporated herein by reference

Selling Agreement between Ivy Funds Distributor, Inc. and Waddell & Reed, Inc., filed by EDGAR on February 22, 2007 as EX-99.B(e)sel to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A and incorporated herein by reference

	(e)(1)	Pending Distribution Agreement between Ivy Funds and Ivy Funds Distributor, Inc., filed with Post-Effective Amendment No. 39, and incorporated herein by reference

(f)	Bonus or Profit Sharing Contracts: Not applicable

(g)	Custodian Agreements:

Custodian Agreement, as amended and restated, on behalf of each of its series, filed by EDGAR on April 3, 2006 as EX-99.B(g)ifica Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A and incorporated herein by reference

Delegation Agreement, dated March 31, 2003, filed by EDGAR on January 28, 2004 as EX-99.B(g)ificadel to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated herein by reference. The Delegation Agreement for W&R Funds, Inc. Asset Strategy Fund is being filed as a representative copy. The Delegation Agreements for all funds in Ivy Funds, Inc. are identical.

	(g)(1)	Appendix B to Custodian Agreement between Ivy Funds and UMB Bank, n.a., to be filed in a subsequent Post-Effective Amendment

(h)	Other Material Contracts:

Shareholder Servicing Agreement, as amended August 22, 2001, filed by EDGAR on July 29, 2002 as EX-99.B(h)wrfssa to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A and incorporated herein by reference

Amendment to the Shareholder Servicing Agreement, dated July 24, 2002, filed by EDGAR on January 29, 2003 as EX-99.B(h)wrfssadel to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A and incorporated herein by reference

Exhibit B to the Shareholder Servicing Agreement, as amended May 14, 2008 to add Class R shares for Asset Strategy Fund, filed by EDGAR on May 30, 2008 as EX-99.B(h)ifissaexb to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated herein by reference

Exhibit C to the Shareholder Servicing Agreement, effective December 31, 2007, filed by EDGAR on May 30, 2008 as EX-99.B(h) ssaexc to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated herein by reference

Accounting and Administrative Services Agreement, effective August 25, 2004, filed by EDGAR on May 27, 2005 as EX-99.B(h)ifiasa to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A and incorporated herein by reference

Appendix A to the Accounting and Administrative Services Agreement, as revised November 16, 2005 to add Ivy Energy Fund, filed by EDGAR on April 3, 2006 as EX-99.B(h)ifiasaappa to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement between Ivy Investment Management Company and Ivy Funds, Inc. (Ivy Capital Appreciation Fund), filed by EDGAR on July 26, 2005 as EX-99.B(h)reimb to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Capital Appreciation Fund, filed by EDGAR on July 28, 2006 as EX-99.B(h)capappreimb to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Large Cap Growth Fund, filed by EDGAR on July 28, 2006 as EX-99.B(h)lcgreimb to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated April 2, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Capital Appreciation Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)capappcle to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated April 2, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Large Cap Growth Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)lgcapcle to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated May 9, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Capital Appreciation Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)capapp to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated May 9, 2007 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Large Cap Growth Fund, filed by EDGAR on July 30, 2007 as EX-99.B(h)lgcap to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A and incorporated herein by reference

Investment Management Fee Cap Agreement dated October 1, 2007 between Ivy Investment Management Company and Ivy Funds, Inc. on behalf of Ivy Limited-Term Bond Fund, filed by EDGAR on July 29, 2008 as EX-99.B(h)ltdbd07 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated May 14, 2008 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Large Cap Growth Fund, filed by EDGAR on July 29, 2008 as EX-99.B(h)lcg08 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated May 14, 2008 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Capital Appreciation Fund, filed by EDGAR on July 29, 2008 as EX-99.B(h)capapp08 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated March 1, 2008 between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Energy Fund, filed by EDGAR on July 29, 2008 as EX-99.B(h)energy308 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated August 1, 2008 between Ivy Investment Management Company, Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Energy Fund, filed by EDGAR on July 29, 2008 as EX-99.B(h)energy808 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated July 22, 2008 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Asset Strategy Fund, filed by EDGAR on July 29, 2008 as EX-99.B(h)cly08 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

Expense Reimbursement Agreement dated July 22, 2008 between Ivy Funds Distributor, Inc., Waddell & Reed Services Company and Ivy Funds, Inc. on behalf of Ivy Asset Strategy Fund, Ivy Core Equity Fund, Ivy High Income Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Science and Technology Fund, and Ivy Small Cap Growth Fund, filed by EDGAR on July 29, 2008 as EX-99.B(h)cle08 to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A and incorporated herein by reference

	(h)(1)	Pending Shareholder Servicing Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 39, and incorporated herein by reference

	(h)(2)	Pending Accounting and Administrative Services Agreement between Ivy Funds and Waddell & Reed Services Company, filed with Post-Effective Amendment No. 39, and incorporated herein by reference

(i)	Opinion and consent of counsel, filed with this Post-Effective Amendment No. 48

(j)	Consent of Independent Registered Public Accounting Firm: Not applicable

(k)	Omitted Financial Statements: Not applicable

(l)	Initial Capital Agreements:

Agreement with initial shareholder, Waddell & Reed, Inc. filed by EDGAR on June 2, 1992 as Exhibit (b)(13) to Pre-Effective Amendment No. 1 to the initial Registration Statement on Form N-1A and incorporated herein by reference

Agreement with Initial Shareholder of Waddell & Reed Funds, Inc. Asset Strategy Fund, filed by EDGAR on June 27, 1995 as EX-99.B13-wragree to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A and incorporated herein by reference

(m)	Rule 12b-1 Plans:

Distribution and Service (Rule 12b-1) Plan, amended May 14, 2008 to add Class R shares for Asset Strategy Fund, filed by EDGAR on May 30, 2008 as EX-99.B(m)ifi12b1dsp to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated herein by reference

	(m)(1)	Pending Distribution and Service (Rule 12b-1) Plan for Ivy Funds, filed with Post-Effective Amendment No. 39, and incorporated herein by reference

(n)	Rule 18f-3 Plans:

Multiple Class Plan, as amended May 14, 2008, filed by EDGAR on May 30, 2008 as EX-99.B(o)ifimcp to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated herein by reference

	(n)(1)	Pending Multiple Class Plan for Ivy Funds, filed with Post-Effective Amendment No. 39, and incorporated herein by reference

	(n)(2)	Amendment to Multiple Class Plan for Ivy Funds, to be filed in a subsequent Post-Effective Amendment

(p)	Codes of Ethics:

Code of Ethics, as amended August 2007, filed by EDGAR on May 30, 2008 as EX-99.B(p)code to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A and incorporated herein by reference

Code of Ethics pursuant to the Sarbanes-Oxley Act of 2002, filed by EDGAR on January 28, 2004 as EX-99.B(p)code-so-ivy to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and incorporated herein by reference

Item 24. Persons Controlled by or Under Common Control with the Fund: Not applicable

Item 25. Indemnification

To be updated.

Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

On August 31, 1992, Ivy Funds, Inc. (formerly, W&R Funds, Inc.) entered into an Investment Management Agreement (Management Agreement) with Waddell & Reed Investment Management Company (WRIMCO). On June 30, 2003, the Management Agreement was assigned to Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WRIMCO and a subsidiary of Waddell & Reed Financial, Inc. Such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. On March 7, 2005, WRIICO changed its name to Ivy Investment Management Company (IICO). Under the Management Agreement, IICO is employed to supervise the investments of the Funds and provide investment advice to the Funds. IICO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and Part B of this Post-Effective Amendment and to other investment advisory clients.

Each director and executive officer of IICO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information (SAI) of the Registrant. The address of the officers is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202-4200.

As to each director and officer of IICO, reference is made to Part A and Part B of the Prospectus and SAI of this Registrant.

Item 27. Principal Underwriters

(a)
Ivy Funds Distributor, Inc. (IFDI) has served as principal underwriter and distributor to the Funds since June 16, 2003. Prior to June 16, 2003, Waddell & Reed, Inc. served as principal underwriter and distributor to the Funds. On June 16, 2003, Waddell & Reed, Inc. assigned the Principal Underwriting Agreement with Ivy Funds, Inc. (formerly W&R Funds, Inc.) to IFDI; such assignment was approved by the Funds' Board of Directors, including a majority of the Disinterested Directors, at a meeting held on May 21, 2003. Pursuant to the Principal Underwriting Agreement, IFDI offers the Fund's shares through financial advisors of Waddell & Reed, Inc. and Legend Equities Corporation (Legend) and sales managers and through other broker-dealers, banks and other appropriate intermediaries (the sales force). IFDI is also the principal underwriter to the following investment companies:

Ivy Funds Trust (Massachusetts)

(b)	The information contained in the underwriter's application on Form BD, as filed on March 25, 2009, SEC No. 8-27030 under the Securities Exchange Act of 1934, is herein incorporated by reference.

(c)	No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are under the possession of Mr.  Joseph W. Kauten and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box 29217, Shawnee Mission, Kansas 66201-9217.

Item 29. Management Services: Not applicable.

There are no service contracts other than as discussed in Part A and B of this Post-Effective Amendment and listed in response to Items 23.(h) and 23.(m) hereof.

Item 30. Undertakings: Not applicable.

POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, That the undersigned, IVY FUNDS, INC. and IVY FUNDS (hereinafter each called the Fund), and certain trustees/directors and officers for the Fund, do hereby constitute and appoint HENRY J. HERRMANN, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Fund to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such trustees and officers in his/her behalf as such trustee or officer as indicated below opposite his/her signature hereto, to any Registration Statement and to any amendment or supplement to the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940, as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date: November 12, 2008

/s/Henry J. Herrmann
Henry J. Herrmann, President

/s/Joseph Harroz, Jr.	Chairman and Trustee/Director
Joseph Harroz, Jr.

/s/Jarold W. Boettcher	Trustee/Director
Jarold W. Boettcher

/s/James D. Gressett	Trustee/Director
James D. Gressett

/s/Henry J. Herrmann	Trustee/Director
Henry J. Herrmann

/s/Glendon E. Johnson, Jr.	Trustee/Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz	Trustee/Director
Eleanor B. Schwartz

/s/Michael G. Smith	Trustee/Director
Michael G. Smith

/s/Edward M. Tighe	Trustee/Director
Edward M. Tighe

Attest:

/s/Mara D. Herrington
Mara D. Herrington, Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and State of Kansas, on the 25th day of June, 2009.

IVY FUNDS, INC.
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the 25th day of June, 2009.

Signatures	Title

/s/Joseph Harroz, Jr.*	Chairman and Director
Joseph Harroz, Jr.

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer and
Joseph W. Kauten	Principal Accounting Officer

/s/Jarold W. Boettcher*	Director
Jarold W. Boettcher

/s/James D. Gressett*	Director
James D. Gressett

/s/Glendon E. Johnson, Jr.*	Director
Glendon E. Johnson, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

/s/Michael G. Smith*	Director
Michael G. Smith

/s/Edward M. Tighe*	Director
Edward M. Tighe

*By:	/s/Kristen A. Richards	ATTEST:	/s/Mara D. Herrington
	Kristen A. Richards		Mara D. Herrington
	Attorney-in-Fact		Secretary